UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03111
                                   811-21301

Name of Fund:  CMA Tax-Exempt Fund
               Master Tax-Exempt LLC

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Tax-Exempt Fund and Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Tax-Exempt Fund

Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                                $   8,117,117   Master Tax-Exempt Trust                                           $     8,957,525

                                                Total Investments (Cost - $8,957,525) - 100.0%                          8,957,525
                                                Liabilities in Excess of Other Assets - (0.0%)                            (2,731)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $     8,954,794
                                                                                                                  ===============


Master Tax-Exempt LLC


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                        Value
Alabama - 2.2%      $   43,875   Alabama, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series H, 3.88%
                                 due 6/01/2009 (j)                                                                    $    43,875
                        15,450   Bank of America MACON Trust, Spanish Fort Redevelopment Authority, Alabama,
                                 Revenue Bonds, VRDN, Series 2007-306, 3.80% due 3/01/2012 (j)(p)                          15,450
                         3,995   Birmingham, Alabama, Waterworks and Sewer Board, Water and Sewer Revenue
                                 Refunding Bonds, PUTTERS, VRDN, Series 1737, 3.80% due 1/01/2015 (a)(j)(p)                 3,995
                        20,000   Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project), VRDN,
                                 AMT, 3.81% due 11/01/2021 (j)                                                             20,000
                        11,950   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                                 Bonds (Presbyterian), VRDN, Series B, 3.78% due 8/15/2023 (a)(j)                          11,950
                         1,000   Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco Chemical
                                 Company Project), VRDN, AMT, 3.80% due 11/01/2035 (j)                                      1,000
                         4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN, Series 2002-6009,
                                 Class A, 3.80% due 1/01/2043 (f)(j)(p)                                                     4,255
                         7,835   Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                                 VRDN, Series 2002, Class 6015, 3.80% due 2/01/2032 (b)(j)(p)                               7,835
                         3,000   Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                                 VRDN, Series 2002, Class 6016, 3.80% due 2/01/2038 (b)(j)(p)                               3,000
                        89,455   Jefferson County, Alabama, Limited Obligation School Warrants, VRDN, Series B, 3.76%
                                 due 1/01/2027 (a)(j)                                                                      89,455
                         5,000   Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6, 3.77%
                                 due 2/01/2040 (j)(n)                                                                       5,000
                         8,100   Lehman Municipal Trust Receipts, Alabama, HFA, Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 2006-K41, 3.82% due 10/01/2037 (j)(o)(p)                                            8,100

Alaska - 0.7%           19,400   Alaska Industrial Development and Export Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-320, 3.79% due 4/01/2034 (e)(j)(p)                                            19,400
                         2,200   Anchorage, Alaska, Electric Utility Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 1128, 3.80% due 6/01/2013 (f)(j)(p)                                                 2,200
                         6,185   Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552, 3.80% due 6/01/2012 (f)(j)(p)            6,185
                        38,000   Valdez, Alaska, Marine Terminal Revenue Bonds, Series A, VRDN, 3.77% due
                                 5/01/2031 (j)                                                                             38,000


Portfolio Abbreviations


To simplify the listings of Master Tax-Exempt LLC's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


ACES         Adjustable Convertible Extendible Securities
AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GAN          Grant Anticipation Notes
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
RAN          Revenue Anticipation Notes
ROCS         Reset Option Certificates
S/F          Single-Family
TAN          Tax Anticipation Notes
TOCS         Tender Option Certificates
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes



Master Tax-Exempt LLC


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                        Value
Arizona - 2.0%      $   33,000   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series
                                 83-A, 3.78% due 12/15/2018 (j)                                                        $   33,000
                         4,970   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                 System), VRDN, Series A, 3.74% due 1/01/2029 (f)(j)                                        4,970
                         9,775   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                 System), VRDN, Series B, 3.74% due 1/01/2035 (b)(j)                                        9,775
                         4,390   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                 System), VRDN, Series C, 3.75% due 1/01/2035 (b)(j)                                        4,390
                        49,055   Clipper Tax-Exempt Certificates Trust, Arizona, Revenue Bonds, VRDN, Series 2007-1,
                                 3.78% due 2/01/2020 (j)(p)                                                                49,055
                        10,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                 Series 420, 3.79% due 1/01/2010 (j)(p)                                                    10,000
                         8,440   Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, FLOATS,
                                 VRDN, Series 1863, 3.79% due 7/01/2031 (a)(j)(p)                                           8,440
                        20,000   McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State University
                                 Project), VRDN, Series A, 3.71% due 7/01/2045 (a)(j)                                      20,000
                        32,935   Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA, VRDN, AMT,
                                 Series A, 3.83% due 2/02/2009 (j)(p)                                                      32,935
                         2,400   Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                 Revenue Bonds, PUTTERS, VRDN, Series 1306, 3.81% due 1/01/2026 (b)(j)(p)                   2,400
                         3,753   Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                 Revenue Bonds, TOCS, VRDN, Series Z-11, 3.79% due 5/08/2034 (b)(j)(p)                      3,753
                         4,080   Phoenix, Arizona, IDA, Government Office Lease Revenue Refunding Bonds, PUTTERS,
                                 VRDN, Series 1119, 3.79% due 9/15/2013 (a)(j)(p)                                           4,080
                         7,700   Salt River Project, Arizona, Agricultural Improvement and Power District, Electric
                                 System Revenue Bonds, FLOATS, VRDN, Series 1840, 3.79% due 1/01/2037 (j)(p)                7,700

Arkansas - 0.9%          7,800   Arkansas State Development Finance Authority, M/F Housing Revenue Bonds (Chapelridge
                                 Benton Project), VRDN, AMT, Series C, 3.81% due 6/01/2032 (j)                              7,800
                        41,189   Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                 VRDN, AMT, Series 1139, 3.82% due 2/01/2008 (j)(p)                                        41,189
                         1,985   Morgan Keegan Municipal Products, Inc., Arkansas State Development Finance Authority,
                                 S/F Mortgage Revenue Bonds, VRDN, Series C, 3.58% due 6/01/2011 (j)(p)                     1,985
                        20,595   Morgan Keegan Municipal Products, Inc., Arkansas State Development Finance Authority,
                                 VRDN, AMT, Series D, 3.83% due 2/01/2010 (j)(p)                                           20,595
                         9,000   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                                 (Baptist Health), VRDN, Series B, 3.76% due 12/01/2021 (f)(j)                              9,000
                        10,680   University of Arkansas, University Revenue Bonds, FLOATS, VRDN, Series 1397,
                                 3.79% due 11/01/2036 (a)(j)(p)                                                            10,680

California - 1.1%        2,184   California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 591, 3.79% due 3/01/2014 (f)(j)(p)                                                  2,184
                        17,500   California State Economic Recovery, GO, FLOATS, VRDN, Series L27,
                                 3.74% due 7/01/2017 (j)(p)                                                                17,500
                         7,945   California State, GO, MERLOTS, VRDN, Series B-45, 3.77% due 10/01/2029 (j)(p)              7,945
                         3,430   California Statewide Communities Development Authority, M/F Housing Revenue Bonds,
                                 FLOATS, VRDN, Series 54TP, 3.83% due 1/01/2049 (j)(p)                                      3,430
                        30,485   Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT,
                                 4.52% due 10/01/2040 (j)                                                                  30,485
                        49,075   Morongo Band of Mission Indians, California, Revenue Bonds, VRDN,
                                 3.83% due 12/01/2019 (j)                                                                  49,075

Colorado - 0.9%          7,675   Adams County, Colorado, School District Number 012, GO, ROCS, VRDN, Series II-R-1045,
                                 3.79% due 12/15/2022 (e)(j)(p)                                                             7,675
                         3,180   Colorado Department of Transportation Revenue Bonds, ROCS, VRDN, Series II-R-4046,
                                 3.79% due 12/15/2016 (a)(j)(p)                                                             3,180
                         9,950   Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 318, 3.79% due 6/15/2015 (f)(j)(p)                                                  9,950
                         3,640   Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                                 Initiatives), VRDN, Series B-1, 3.75% due 3/01/2023 (j)                                    3,640
                         6,900   Colorado School Mines Development Corporation, Revenue Refunding Bonds, VRDN,
                                 3.90% due 9/01/2026 (j)                                                                    6,900
                        20,275   Colorado Springs, Colorado, Utilities Revenue Bonds, Sub-Lien, VRDN, Series A,
                                 3.72% due 11/01/2029 (j)                                                                  20,275
                         9,500   Denver, Colorado, City and County Airport, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 63-TP, 3.77% due 11/15/2025 (b)(j)(p)                                               9,500
                         5,780   Denver, Colorado, City and County Airport, Revenue Refunding Bonds, MERLOTS, VRDN,
                                 AMT, Series A61, 3.84% due 11/15/2012 (b)(j)(p)                                            5,780
                         2,921   E-470 Public Highway Authority, Colorado, Revenue Bonds, TOCS, VRDN, Series Z-9,
                                 3.79% due 10/01/2021 (f)(j)(p)                                                             2,921
                         2,835   E-470 Public Highway Authority, Colorado, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 997, 3.80% due 3/01/2036 (f)(j)(p)                                                  2,835
                        11,220   Eclipse Funding Trust, Solar Eclipse Certificates, El Paso County, Colorado,
                                 School District, COP, VRDN, Series 2006-0101, 3.79% due 12/15/2028 (f)(j)(p)              11,220
                            51   El Paso County, Colorado, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1136,
                                 3.82% due 11/01/2008 (j)(p)                                                                   51
                         6,500   University of Colorado Hospital Authority Revenue Bonds, ROCS, VRDN, Series II-R-573CE,
                                 3.79% due 11/15/2040 (j)(p)                                                                6,500

Connecticut - 0.1%       4,960   Eagle Tax-Exempt Trust, Connecticut, GO, VRDN, Series 96-0701,
                                 3.78% due 11/15/2007 (j)(p)                                                                4,960

Delaware - 0.7%            135   Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection), VRDN,
                                 Series B, 3.77% due 12/01/2015 (j)                                                           135
                        30,850   Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection), VRDN,
                                 Series C, 3.75% due 12/01/2015 (j)                                                        30,850
                         3,680   Delaware State Housing Authority Revenue Bonds, MERLOTS, VRDN, Series B10,
                                 3.84% due 7/01/2031 (f)(j)(p)                                                              3,680
                         2,020   Delaware State Housing Authority Revenue Bonds, ROCS, VRDN, AMT, Series II-R-359,
                                 3.82% due 7/01/2035 (e)(j)(p)                                                              2,020
                        11,948   GS Pool Trust, Delaware, FLOATS, VRDN, AMT, Series 35TP, 3.86% due 8/01/2049 (j)(p)       11,948
                         2,312   GS Pool Trust, Delaware, FLOATS, VRDN, AMT, Series 56TP, 3.83% due 7/01/2048 (j)(p)        2,312
                        14,910   GS Pool Trust, Delaware, FLOATS, VRDN, Series 1, 3.86% due 6/02/2012 (j)(p)               14,910

District of              4,000   District of Columbia, Ballpark Revenue Bonds, PUTTERS, VRDN, Series 1325,
Columbia - 1.4%                  3.79% due 2/01/2014 (b)(j)(p)                                                              4,000
                         3,995   District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62,
                                 3.80% due 6/01/2017 (a)(j)(p)                                                              3,995
                        20,290   District of Columbia, GO, Refunding, VRDN, Series C, 3.77% due 6/01/2026 (b)(j)           20,290
                        26,505   District of Columbia, Hospital Revenue Bonds, FLOATS, VRDN, Series 712,
                                 3.79% due 7/15/2019 (b)(j)(p)                                                             26,505
                        26,115   District of Columbia, Water and Sewer Authority, Public Utility Revenue Bonds,
                                 FLOATS, VRDN, Series 1125, 3.79% due 10/01/2033 (b)(j)(p)                                 26,115
                         9,225   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds,
                                 ROCS, VRDN, Series II-R-195, 3.82% due 10/01/2032 (b)(j)(p)                                9,225
                        48,095   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding
                                 Bonds, MERLOTS, VRDN, AMT, Series C35, 3.84% due 10/01/2014 (f)(j)(m)(p)                  48,095

Florida - 8.3%          20,000   Bank of America AUSTIN Trust, Broward County, Florida, School Board, COP, VRDN,
                                 Series 2007-129, 3.79% due 7/01/2032 (b)(j)(p)                                            20,000
                        14,770   Collier County, Florida, Educational Facilities Authority, Limited Obligation
                                 Revenue Bonds (Ave Maria University), VRDN, 3.91% due 10/01/2036 (j)                      14,770
                        11,680   Collier County, Florida, School Board, COP, ROCS, VRDN, Series II-R-7032,
                                 3.79% due 2/15/2024 (e)(j)(p)                                                             11,680
                        15,650   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN,
                                 3.73% due 10/05/2022 (b)(j)                                                               15,650
                        15,500   Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN,
                                 Series 2005-0057, Class A, 3.80% due 6/01/2035 (j)(p)                                     15,500
                         8,000   Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN,
                                 Series 2005-3013, Class A, 3.80% due 6/01/2033 (g)(j)(p)                                   8,000
                        15,000   Eagle Tax-Exempt Trust, Orlando-Orange County Expressway Authority, Florida,
                                 Expressway Revenue Bonds, VRDN, Series 2007-0081, Class A, 3.78%
                                 due 7/01/2042 (e)(j)(p)                                                                   15,000
                        19,730   Eagle Tax-Exempt Trust, South Florida Water Management District, COP, VRDN,
                                 Series 2006-0136, Class A, 3.80% due 10/01/2036 (a)(j)(p)                                 19,730
                        50,000   Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2), VRDN,
                                 Series A-1, 3.73% due 11/01/2026 (j)                                                      50,000
                       123,735   Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2), VRDN,
                                 Series A-3, 3.73% due 11/01/2026 (j)                                                     123,735
                         5,480   Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds, ROCS, VRDN,
                                 Series II-R-600CE, 3.82% due 7/01/2043 (j)(p)                                              5,480
                        16,176   Florida Local Government Finance Commission, CP, 3.70% due 8/10/2007                      16,176
                         3,465   Florida State Board of Education, GO, Refunding, ROCS, VRDN, Series II-R-6087,
                                 3.79% due 6/01/2014 (j)(p)                                                                 3,465
                         6,220   Florida State Board of Education, Lottery Revenue Bonds, FLOATS, VRDN, Series 858,
                                 3.79% due 1/01/2017 (f)(j)(p)                                                              6,220
                         2,825   Florida State Board of Education, Lottery Revenue Bonds, ROCS, VRDN,
                                 Series II-R-4521, 3.79% due 7/01/2020 (b)(j)(p)                                            2,825
                        27,840   Florida State, Revenue Refunding Bonds, MERLOTS, VRDN, Series A-22,
                                 3.65% due 7/01/2027 (j)(p)                                                                27,840
                         4,100   Gainesville, Florida, Utilities System Revenue Refunding Bonds, VRDN, Series C,
                                 3.80% due 10/01/2026 (j)                                                                   4,100
                         6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Adventist Health System), VRDN, Series C, 3.76% due 11/15/2021 (j)                  6,000
                         3,940   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, AMT, Series A18, 3.84% due 10/01/2013 (f)(j)(p)                                      3,940
                        15,000   Jacksonville, Florida, Electric Authority, CP, 3.77% due 7/03/2007                        15,000
                         4,075   Jacksonville, Florida, Electric Authority Revenue Bonds (Electric System), VRDN,
                                 Series B, 3.80% due 10/01/2030 (j)                                                         4,075
                        15,000   Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K. Lines, Ltd.
                                 Project), VRDN, AMT, 3.84% due 11/01/2032 (j)                                             15,000
                         7,210   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, FLOATS, VRDN, AMT,
                                 Series 1829, 3.82% due 10/01/2039 (f)(j)(p)                                                7,210
                         5,825   Miami-Dade County, Florida, GO, ROCS, VRDN, Series II-R-387,
                                 3.80% due 7/01/2028 (b)(j)(p)                                                              5,825
                         6,000   Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN,
                                 Series Z-9, 3.79% due 4/17/2015 (f)(j)(p)                                                  6,000
                        40,000   Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds, VRDN,
                                 3.74% due 10/01/2025 (e)(j)                                                               40,000
                        13,890   Municipal Securities Trust Certificates, Highlands County, Florida, Health
                                 Facilities Authority, Hospital Revenue Bonds, VRDN, Series 7061, Class A,
                                 3.79% due 11/15/2035 (j)(m)(p)                                                            13,890
                        15,600   North Broward, Florida, Hospital District Revenue Refunding Bonds, VRDN, Series B,
                                 3.74% due 1/15/2031 (g)(j)                                                                15,600
                         5,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), VRDN, Series A-10, 3.80% due 10/01/2041 (e)(j)              5,000
                        29,850   Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 532, 3.79% due 11/15/2015 (a)(j)(p)                                                29,850
                        17,245   Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 830, 3.79% due 11/15/2022 (e)(j)(p)                                                17,245
                         7,465   Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 1806, 3.79% due 10/01/2030 (b)(j)(p)                                          7,465
                        57,450   Orlando, Florida, Utilities Commission, Water and Electric Revenue Bonds, VRDN,
                                 Series A, 3.73% due 10/01/2017 (j)                                                        57,450
                         3,400   Orlando, Florida, Utilities Commission, Water and Electric Revenue Bonds, VRDN,
                                 Series B, 3.74% due 10/01/2022 (j)                                                         3,400
                         2,250   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, VRDN,
                                 Sub-Series A-2, 3.72% due 7/01/2040 (a)(j)                                                 2,250
                        30,650   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, VRDN,
                                 Sub-Series B-1, 3.72% due 7/01/2040 (a)(j)                                                30,650
                        24,475   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding
                                 Bonds, VRDN, Series C-1, 3.72% due 7/01/2025 (e)(j)                                       24,475
                        18,790   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding
                                 Bonds, VRDN, Series C-4, 3.73% due 7/01/2025 (e)(j)                                       18,790
                        39,050   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding
                                 Bonds, VRDN, Series D, 3.70% due 7/01/2032 (e)(j)                                         39,050
                        10,000   Palm Beach County, Florida, CP, 3.85% due 8/23/2007                                       10,000
                         6,095   Saint Johns County, Florida, Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-755PB,
                                 3.80% due 10/01/2036 (f)(j)(p)                                                             6,095
                        21,300   Sunshine State Governmental Finance Commission, CP, 3.75% due 8/16/2007                   21,300
                        17,700   Sunshine State Governmental Finance Commission, CP, 3.75% due 9/10/2007                   17,700
                        10,000   Sunshine State Governmental Finance Commission, CP, 3.75% due 9/13/2007                   10,000
                        16,240   UBS Municipal CRVS Trust, Miami-Dade County, Florida, Expressway Authority, Toll
                                 System Revenue Bonds, FLOATS, VRDN, Series 06-1004, 3.78% due 1/01/2014 (a)(j)(p)         16,240
                         2,125   Volusia County, Florida, School Board, COP, PUTTERS, VRDN, Series 970,
                                 3.80% due 2/01/2013 (f)(j)(p)                                                              2,125
                         5,470   Volusia County, Florida, School Board, COP, ROCS, VRDN, Series II-R-2212,
                                 3.79% due 8/01/2023 (f)(j)(p)                                                              5,470

Georgia - 1.5%           4,005   Albany-Dougherty County, Georgia, Hospital Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series L3J, 3.77% due 9/01/2020 (a)(j)(p)                                    4,005
                        16,300   Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                                 VRDN, Second Series, 3.98% due 12/01/2018 (j)                                             16,300
                        19,760   Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN, Series C-2,
                                 3.73% due 1/01/2030 (f)(j)                                                                19,760
                        12,500   Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds (Atlantic Station),
                                 VRDN, 3.82% due 12/01/2024 (j)                                                            12,500
                         4,000   Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue Bonds
                                 (Lindbergh City Center Apartment Project), VRDN, AMT, 3.80% due 11/01/2044 (j)             4,000
                         6,815   Bank of America MACON Trust, Georgia Municipal Electric Authority, Power Revenue
                                 Bonds, VRDN, Series E, 3.79% due 1/01/2017 (e)(j)(p)                                       6,815
                        15,500   Burke County, Georgia, CP, 3.65% due 9/10/2007                                            15,500
                        10,545   Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                 (Delta Air Lines Project), VRDN, AMT, Series B, 3.89% due 5/01/2035 (j)                   10,545
                         6,500   Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                 (Delta Air Lines Project), VRDN, AMT, Series C, 3.89% due 5/01/2035 (j)                    6,500
                        10,135   Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                 (Delta Air Lines Project), VRDN, Series A, 3.82% due 6/01/2029 (j)                        10,135
                         2,400   Clayton County, Georgia, Housing Authority, M/F Housing Revenue Bonds (Provence
                                 Place Apartments Project), VRDN, 3.81% due 10/01/2041 (j)                                  2,400
                         4,475   DeKalb County, Georgia, Public Safety and Judicial Facilities Authority, Special
                                 Tax Revenue Bonds, FLOATS, VRDN, Series 1459, 3.79% due 12/01/2034 (j)(p)                  4,475
                         9,100   Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN,
                                 Series 2005-0009, Class A, 3.78% due 11/01/2043 (e)(j)(p)                                  9,100
                         5,000   Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN,
                                 Series 2006-0130, Class A, 3.80% due 11/01/2034 (e)(j)(p)                                  5,000
                         2,150   Georgia State, GO, PUTTERS, VRDN, Series 1420, 3.79% due 6/01/2012 (j)(p)                  2,150
                         2,575   Gwinnett County, Georgia, Development Authority, COP, ROCS, VRDN, Series II-R-6009,
                                 3.79% due 1/01/2021 (f)(j)(p)                                                              2,575
                        15,995   Municipal Securities Trust Certificates, Atlanta, Georgia, Water and Wastewater
                                 Revenue Bonds, VRDN, AMT, Series 2002-186, Class A, 3.78% due 2/25/2021 (f)(j)(p)         15,995

Hawaii - 0.2%            7,930   Eagle Tax-Exempt Trust, Hawaii State Highway Revenue Bonds, VRDN, Series 2001-1101,
                                 Class A, 3.80% due 7/01/2011 (e)(j)(p)                                                     7,930
                         7,500   Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox Memorial
                                 Hospital), VRDN, Series B-2, 3.85% due 7/01/2033 (h)(j)                                    7,500
                         1,980   Hawaii State, Revenue Bonds, ROCS, VRDN, Series II-R-6504,
                                 3.79% due 10/01/2024 (f)(j)(p)                                                             1,980

Idaho - 0.3%            30,400   Idaho State, GO, TAN, 4.50% due 6/30/2008                                                 30,624

Illinois - 8.3%         14,285   ABN AMRO MuniTops Certificates Trust, Chicago Illinois, GO, VRDN, Series 2001-31,
                                 3.77% due 1/01/2009 (b)(j)(p)                                                             14,285
                         9,330   Bank of America MACON Trust, Chicago, Illinois, O'Hare International Airport
                                 Revenue Bonds, VRDN, Series A, 3.74% due 1/01/2018 (f)(j)(p)                               9,330
                         2,940   Bank of America MACON Trust, Illinois State Dedicated Tax, VRDN, Series N,
                                 3.79% due 12/15/2020 (a)(j)(p)                                                             2,940
                         1,750   Bank of America MACON Trust, Illinois State, GO, VRDN, Series L,
                                 3.79% due 1/01/2031 (j)(p)                                                                 1,750
                         2,755   Bank of America MACON Trust, Regional Transportation Authority, Illinois,
                                 Revenue Bonds, VRDN, Series K, 3.79% due 7/01/2026 (f)(j)(p)                               2,755
                         6,354   Chicago, Illinois, Board of Education, GO, TOCS, VRDN, Series Z-8,
                                 3.79% due 10/28/2025 (b)(j)(p)                                                             6,354
                         3,138   Chicago, Illinois, GO, TOCS, VRDN, Series Z-10, 3.79% due 6/29/2029 (b)(j)(p)              3,138
                         8,175   Chicago, Illinois, GO, VRDN, Series B, 3.75% due 1/01/2012 (j)                             8,175
                         5,740   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-2021, 3.79% due 1/01/2020 (a)(j)(p)                                            5,740
                         3,700   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN,
                                 AMT, Series II-R-239, 3.82% due 1/01/2022 (e)(j)(p)                                        3,700
                         5,995   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN,
                                 AMT, Series II-R-250, 3.82% due 1/01/2034 (g)(j)(p)                                        5,995
                         9,375   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN,
                                 Series II-R-556, 3.79% due 1/01/2029 (f)(j)(p)                                             9,375
                         5,110   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN,
                                 Series II-R-605PB, 3.80% due 1/01/2033 (b)(j)(p)                                           5,110
                        41,550   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds
                                 (General Airport Third Lien), VRDN, Series D, 3.74% due 1/01/2035 (g)(j)                  41,550
                         6,705   Chicago, Illinois, Park District, GO, Refunding, ROCS, VRDN, Series II-R-4002,
                                 3.79% due 1/01/2023 (b)(j)(p)                                                              6,705
                         6,240   Cook County, Illinois, Forest Preserve District, GO, PUTTERS, VRDN, Series 566,
                                 3.79% due 11/15/2012 (a)(j)(p)                                                             6,240
                         3,330   Cook County, Illinois, GO, Refunding, ROCS, VRDN, Series II-R-2063,
                                 3.79% due 11/15/2021 (f)(j)(p)                                                             3,330
                        11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                                 3.80% due 12/01/2026 (j)(p)                                                               11,000
                         9,900   Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301,
                                 3.80% due 1/01/2017 (b)(j)(p)                                                              9,900
                         7,155   Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 2006-0001, Class-A,
                                 3.80% due 1/01/2034 (e)(j)(p)                                                              7,155
                        30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303, 3.80%
                                 due 11/15/2025 (a)(j)(p)                                                                  30,000
                         3,150   Eagle Tax-Exempt Trust, Illinois State Finance Authority, Revenue Refunding Bonds,
                                 VRDN, Series 2006-0118, Class A, 3.80% due 12/01/2042 (j)(p)                               3,150
                        11,000   Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 01, Class 1307,
                                 3.78% due 11/01/2022 (j)(p)                                                               11,000
                        11,100   Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 02, Class 1302,
                                 3.80% due 2/01/2027 (j)(p)                                                                11,100
                         3,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                 Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A,
                                 3.80% due 6/15/2042 (f)(j)(p)                                                              3,000
                         5,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois, VRDN,
                                 Series 2002-6001, Class A, 3.80% due 12/15/2028 (f)(j)(p)                                  5,000
                        10,000   Eagle Tax-Exempt Trust, University of Illinois, University Revenue Refunding Bonds,
                                 VRDN, Series 2006-0124, Class A, 3.80% due 4/01/2035 (f)(j)(p)                            10,000
                        10,720   Eclipse Funding Trust, Solar Eclipse Certificates, Chicago, Illinois, GO, Refunding,
                                 VRDN, Series 2006-0038, 3.79% due 1/01/2028 (e)(j)(p)                                     10,720
                        10,455   Illinois Development Finance Authority Revenue Bonds, FLOATS, VRDN, Series 39Z,
                                 3.79% due 7/15/2025 (j)(p)                                                                10,455
                         3,405   Illinois Development Finance Authority Revenue Bonds (Jewish Federation of
                                 Metropolitan Chicago Project), VRDN, Series A, 3.80% due 9/01/2032 (a)(j)                  3,405
                         5,000   Illinois Development Finance Authority, Water Facilities Revenue Refunding
                                 Bonds (Illinois American Water Company), VRDN, AMT, 3.87% due 3/01/2032 (f)(j)             5,000
                        24,000   Illinois Educational Facilities Authority, CP, 3.66% due 5/06/2008                        24,000
                         8,450   Illinois Educational Facilities Authority Revenue Bonds (Art Institute of Chicago),
                                 VRDN, 3.78% due 3/01/2027 (j)                                                              8,450
                         6,225   Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                 Series A, 3.81% due 5/01/2037 (j)                                                          6,225
                           445   Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                 Series B, 3.87% due 5/01/2037 (j)                                                            445
                        50,000   Illinois Health Facilities Authority, CP, 3.67% due 7/19/2007                             50,000
                         4,190   Illinois State Finance Authority Revenue Bonds, FLOATS, VRDN, Series 1489,
                                 3.79% due 12/01/2042 (j)(p)                                                                4,190
                        10,000   Illinois State Finance Authority Revenue Bonds (Northwestern University), VRDN,
                                 Sub-Series A, 3.70% due 12/01/2034 (j)                                                    10,000
                        50,415   Illinois State Finance Authority Revenue Bonds (University of Chicago), VRDN,
                                 Series B, 3.73% due 7/01/2034 (j)                                                         50,415
                        12,500   Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage Health
                                 System), VRDN, Series B, 3.79% due 11/01/2038 (j)                                         12,500
                         8,955   Illinois State, GO, MERLOTS, VRDN, Series B04, 3.79% due 12/01/2024 (e)(j)(p)              8,955
                        16,310   Illinois State, GO, Refunding, FLOATS, VRDN, Series 743D, 3.79%
                                 due 8/01/2015 (f)(j)(n)(p)                                                                16,310
                         5,780   Illinois State, GO, Refunding, MERLOTS, VRDN, Series A49, 3.79%
                                 due 8/01/2013 (f)(j)(p)                                                                    5,780
                        16,605   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT,
                                 Series A-I, 3.80% due 9/01/2034 (f)(j)                                                    16,605
                         5,690   Kane County, Illinois, School District Number 129 (Aurora West Side), GO, Refunding,
                                 PUTTERS, VRDN, Series 1113, 3.80% due 2/01/2013 (b)(j)(p)                                  5,690
                         1,800   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Bonds, FLOATS, VRDN, Series 2006-6Z, 3.79% due 12/15/2032 (f)(j)(p)                        1,800
                         5,310   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Bonds, FLOATS, VRDN, Series 2006-9Z, 3.79% due 12/15/2034 (f)(j)(p)                        5,310
                        25,389   Morgan Keegan Municipal Products, Inc., Aurora, Illinois, S/F Mortgage Revenue Bonds,
                                 VRDN, AMT, Series B, 3.83% due 6/01/2045 (j)(p)                                           25,389
                         6,395   Municipal Securities Trust Certificates, Chicago, Illinois, Board of Education, GO,
                                 VRDN, Series 2005-237, Class A, 3.79% due 1/04/2024 (b)(j)(m)(p)                           6,395
                        26,045   Municipal Securities Trust Certificates, Chicago, Illinois, O'Hare International
                                 Airport, Revenue Refunding Bonds, VRDN, AMT, Series 2000-93, Class A,
                                 3.82% due 10/04/2012 (a)(j)(p)                                                            26,045
                        29,950   Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois, Revenue
                                 Bonds, VRDN, AMT, Series 2001-151, Class A, 3.82% due 6/30/2015 (a)(j)(m)(p)              29,950
                        29,085   Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                 VRDN, Series 2001-145, Class A, 3.78% due 11/15/2029 (b)(j)(p)                            29,085
                        33,895   Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                 VRDN, Series 2002-191, Class A, 3.78% due 3/18/2019 (b)(j)(p)                             33,895
                         7,805   Municipal Securities Trust Certificates, Illinois Finance Authority, Revenue
                                 Refunding Bonds, VRDN, Series 2006-253, Class A, 3.78% due 5/12/2014 (a)(j)(m)(p)          7,805
                        13,230   Municipal Securities Trust Certificates, Kane, McHenry, Cook and DeKalb Counties,
                                 Illinois, United School District Number 300, GO, VRDN, Series 2007-309, Class A,
                                 3.69% due 1/15/2015 (a)(j)(m)(p)                                                          13,230
                        31,615   Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                                 Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A,
                                 3.78% due 10/05/2017 (b)(j)(p)                                                            31,615
                        18,520   Municipal Securities Trust Certificates, Will County, Illinois, Community High
                                 School District Number 210, VRDN, Series 2006-265, Class A,
                                 3.79% due 4/08/2021 (e)(j)(p)                                                             18,520
                         8,720   RBC Municipal Products, Inc., Aurora, Illinois, S/F Mortgage Revenue Bonds, FLOATS,
                                 VRDN, AMT, Series I-28, 3.82% due 11/01/2014 (c)(d)(j)(o)(p)                               8,720
                         2,160   Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN, Series A41,
                                 3.79% due 6/01/2017 (b)(j)(p)                                                              2,160
                        32,783   Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 818-D, 3.79% due 7/01/2033 (b)(j)(p)                                               32,783
                        10,000   University of Illinois, COP (Utility Infrastructure Projects), Refunding, VRDN,
                                 3.74% due 8/15/2021 (j)                                                                   10,000
                        22,000   University of Illinois, University Revenue Refunding Bonds (South Campus Project),
                                 VRDN, Series A, 3.77% due 1/15/2022 (b)(j)                                                22,000
                         2,065   Will County, Illinois, Community Unit School District Number 365-U (Valley View),
                                 GO, Refunding, TOCS, VRDN, Series Z-10, 3.79% due 4/15/2020 (e)(j)(p)                      2,065
                         2,025   Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company
                                 Project), VRDN, AMT, 3.80% due 3/01/2028 (j)                                               2,025
                         3,500   Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company
                                 Project), VRDN, AMT, 3.80% due 7/01/2031 (j)                                               3,500
                         2,600   Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company
                                 Project), VRDN, AMT, 3.80% due 7/01/2032 (j)                                               2,600
                        10,000   Will County, Illinois, M/F Housing Redevelopment, Revenue Refunding Bonds (Woodlands
                                 Crest Hill), VRDN, AMT, 3.81% due 2/15/2031 (d)(j)                                        10,000

Indiana - 3.0%           5,360   Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2065, 3.79% due 7/15/2020 (f)(j)(p)                                            5,360
                         4,240   Bank of America MACON Trust, Indianapolis, Indiana, Local Public Improvement
                                 Bond Bank, Revenue Refunding Bonds, VRDN, Series S, 3.79% due 1/01/2021 (f)(j)(p)          4,240
                         4,450   Elkhart County, Indiana, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1669,
                                 3.80% due 12/01/2014 (e)(j)(p)                                                             4,450
                         6,000   Hobart, Indiana, Building Corporation, First Mortgage Revenue Bonds, MERLOTS,
                                 VRDN, Series D-3, 3.79% due 1/15/2029 (b)(j)(p)                                            6,000
                         4,110   Huntington, Indiana, School Building Corporation Revenue Bonds, PUTTERS, VRDN,
                                 Series 1648, 3.80% due 7/15/2014 (f)(j)(p)                                                 4,110
                        37,900   Indiana Bond Bank, Advance Funding Program Revenue Notes, Series A,
                                 4.25% due 1/31/2008                                                                       38,030
                        44,800   Indiana Bond Bank, Midyear Funding Program Revenue Notes, Series A,
                                 4.50% due 5/20/2008                                                                       45,089
                        44,800   Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                                 (Ascension Health Credit Group), VRDN, Series A-2, 3.74% due 11/15/2036 (j)               44,800
                        40,250   Indiana State Development Finance Authority, Environmental Revenue Bonds
                                 (PSI Energy Inc. Projects), VRDN, AMT, Series A, 4% due 12/01/2038 (j)                    40,250
                         3,700   Indiana State Development Finance Authority, IDR (Republic Services, Inc. Project),
                                 VRDN, AMT, 4.09% due 11/01/2035 (j)                                                        3,700
                         7,065   Indiana State Housing and Community Development Authority, S/F Mortgage Revenue
                                 Bonds, VRDN, AMT, Series E-2, 3.62% due 12/20/2007 (j)                                     7,065
                         5,245   Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS, VRDN,
                                 Series II-R-4534, 3.79% due 7/01/2020 (j)(p)                                               5,245
                         6,218   Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 942D, 3.79% due 12/01/2022 (b)(j)(p)                                          6,218
                        34,995   Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Tax-Exempt,
                                 GO, VRDN, Series 2002-192, Class A, 3.77% due 6/18/2014 (f)(j)(p)                         34,995
                         7,705   New Albany-Floyd County, Indiana, Independent School Building Corporation, Revenue
                                 Refunding Bonds, PUTTERS, VRDN, Series 879, 3.80% due 6/01/2013 (e)(j)(p)                  7,705
                         6,565   Pike County, Indiana, Multi-School Building Corporation, Revenue Refunding Bonds,
                                 PUTTERS, VRDN, Series 1122, 3.80% due 7/15/2012 (f)(j)(p)                                  6,565
                         6,085   Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (Amoco Oil
                                 Company Project), VRDN, AMT, 3.80% due 7/01/2031 (j)                                       6,085
                        27,900   Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products
                                 Project), VRDN, AMT, Series C, 3.80% due 7/01/2034 (j)                                    27,900

Iowa - 0.4%             15,000   Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Iowa
                                 Health System), VRDN, Series B-3, 3.74% due 2/15/2035 (a)(j)                              15,000
                         3,400   Iowa Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group),
                                 VRDN, Series D, 3.73% due 12/01/2030 (j)                                                   3,400
                        14,000   Iowa State School Cash Anticipation Program, GAN, Series A, 4.50% due 6/27/2008           14,103
                        10,000   Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric), VRDN,
                                 Series A, 3.81% due 9/01/2016 (j)                                                         10,000

Kansas - 0.3%            3,955   Kansas State Department of Transportation, Highway Revenue Bonds, ROCS, VRDN,
                                 Series II-R-6020, 3.79% due 3/01/2019 (e)(j)(p)                                            3,955
                        19,700   Kansas State Department of Transportation, Highway Revenue Refunding Bonds, VRDN,
                                 Series C-1, 3.75% due 9/01/2019 (j)                                                       19,700
                         1,780   Kansas State Development Financing Authority, Revenue Bonds (Sisters of Charity
                                 of Leavenworth Health System), VRDN, Series C, 3.80% due 12/01/2019 (j)                    1,780
                         7,415   Lehman Municipal Trust Receipts, Sedgwick and Shawnee Counties, Kansas, FLOATS,
                                 VRDN, Series 2006-P33U, 3.82% due 6/01/2038 (c)(i)(j)(p)                                   7,415

Kentucky - 1.7%          3,775   Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                                 Chemicals Project), VRDN, AMT, 3.79% due 7/01/2021 (j)                                     3,775
                        20,930   Carroll, Kentucky, CP, 3.80% due 9/10/2007                                                20,930
                        14,000   Eagle Tax-Exempt Trust, Louisville and Jefferson Counties, Kentucky, Metropolitan
                                 Sewer District, Sewer and Drain System Revenue Bonds, VRDN, Series 2006-0053
                                 Class A, 3.80% due 5/15/2033 (b)(j)(p)                                                    14,000
                        35,000   Jefferson County, Kentucky, CP, 3.78% due 9/06/2007                                       35,000
                         2,200   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding Bonds,
                                 VRDN, Series B, 3.82% due 10/01/2030 (j)                                                   2,200
                         1,750   Kentucky Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds
                                 (Republic Services, Inc.), VRDN, AMT, 4% due 7/01/2035 (j)                                 1,750
                        56,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS,
                                 VRDN, Series 488, 3.79% due 7/01/2007 (e)(j)(p)                                           56,475
                         8,205   Louisville and Jefferson Counties, Kentucky, Metropolitan Government Health System,
                                 Revenue Refunding Bonds, ROCS, VRDN, Series II-R-651CE, 3.79% due 10/01/2036 (j)(p)        8,205
                        17,500   Louisville and Jefferson Counties, Kentucky, Metropolitan Government Health System,
                                 Revenue Refunding Bonds, ROCS, VRDN, Series II-R-662CE, 3.79% due 10/01/2036 (j)(p)       17,500
                         4,910   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and
                                 Drain System Revenue Bonds, FLOATS, VRDN, Series 1517, 3.79% due 5/15/2038 (b)(j)(p)       4,910
                         3,255   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and
                                 Drain System, Revenue Refunding Bonds, VRDN, Series B, 3.73% due 5/15/2023 (e)(j)          3,255
                         3,645   Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 3.80% due 9/01/2034 (j)      3,645

Louisiana - 2.6%        17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN, AMT,
                                 3.83% due 3/01/2025 (j)                                                                   17,700
                        32,900   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Bonds (Citgo Petroleum
                                 Corp.), VRDN, AMT, 3.80% due 7/01/2026 (j)                                                32,900
                        13,495   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Bonds (Citgo Petroleum
                                 Corp.), VRDN, AMT, 3.80% due 7/01/2026 (j)                                                13,495
                        27,225   Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel Tax Revenue Bonds, VRDN,
                                 Series 2006-0129, Class A, 3.78% due 5/01/2041 (b)(e)(j)(p)                               27,225
                         4,020   Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel Tax Revenue Bonds, VRDN,
                                 Series 2006-137, Class A, 3.80% due 5/01/2036 (j)(p)                                       4,020
                         3,625   East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
                                 FLOATS, VRDN, AMT, Series 996, 3.83% due 6/02/2008 (j)(p)                                  3,625
                        10,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                 Revenue Bonds, PUTTERS, VRDN, Series 522, 3.79% due 12/01/2008 (j)(p)                     10,000
                        25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                 Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 3.75%
                                 due 1/01/2028 (e)(j)                                                                      25,000
                         9,232   Louisiana HFA, Mortgage Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 1069,
                                 3.83% due 12/01/2047 (j)(p)                                                                9,232
                         4,000   Louisiana Local Government Environmental Facilities and Community Development
                                 Authority, Revenue Bonds (BASF Corporation Project), VRDN, AMT, 3.82%
                                 due 12/01/2036 (j)                                                                         4,000
                         6,000   Louisiana Local Government Environmental Facilities and Community Development
                                 Authority, Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT,
                                 3.93% due 12/01/2037 (j)                                                                   6,000
                         7,500   Louisiana Local Government Environmental Facilities and Community Development
                                 Authority, Revenue Refunding Bonds (BASF Corporation Project), VRDN, Series B,
                                 3.76% due 12/01/2030 (j)                                                                   7,500
                         2,850   Louisiana Public Facilities Authority Revenue Bonds (Air Products and Chemicals
                                 Project), VRDN, AMT, 3.79% due 12/01/2039 (j)                                              2,850
                         1,480   Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital
                                 Facilities Loan Program), VRDN, Series C, 3.78% due 7/01/2024 (j)                          1,480
                         6,550   Louisiana Public Facilities Authority, Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 1755, 3.80% due 1/01/2015 (g)(j)(p)                                                 6,550
                        17,600   Louisiana State, Gas and Fuels Tax Revenue Bonds, ROCS, VRDN, Series II-R-660,
                                 3.79% due 5/01/2041 (b)(j)(p)                                                             17,600
                         4,045   Louisiana State, GO, MERLOTS, VRDN, Series C-4, 3.79% due 5/01/2026 (e)(j)(p)              4,045
                        15,500   Louisiana State Municipal Natural Gas Purchasing and Distribution Authority
                                 Revenue Bonds, PUTTERS, VRDN, Series 1411Q, 3.79% due 3/15/2014 (j)(p)                    15,500
                         8,790   Morgan Keegan Municipal Products, Inc., East Baton Rouge, Louisiana, Mortgage
                                 Finance Authority, S/F Revenue Bonds, VRDN, AMT, Series A, 3.83% due 2/01/2011 (j)(p)      8,790
                        24,125   Morgan Keegan Municipal Products, Inc., New Orleans, Louisiana, Finance Authority,
                                 VRDN, Series G, 3.83% due 12/01/2041 (j)(p)                                               24,125
                         8,065   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 ROCS, VRDN, Series II-R-4038, 3.82% due 7/15/2023 (a)(j)(p)                                8,065
                         4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental Petroleum),
                                 VRDN, 3.75% due 7/01/2018 (j)                                                              4,400

Maine - 0.2%             4,000   Maine State Housing Authority, Mortgage Purpose Revenue Bonds, VRDN, AMT, Series B,
                                 3.75% due 5/15/2008 (j)                                                                    4,000
                        12,000   Maine State Housing Authority, Mortgage Purpose Revenue Bonds, VRDN, AMT, Series H,
                                 3.62% due 11/15/2034 (j)                                                                  12,000
                         7,000   Maine State Housing Authority, Mortgage Purpose Revenue Refunding Bonds, VRDN, AMT,
                                 Series D, 3.82% due 7/18/2008 (j)                                                          7,000

Maryland - 1.8%         10,000   Anne Arundel County, Maryland, CP, 3.80% due 8/07/2007                                    10,000
                         4,780   Baltimore County, Maryland, Revenue Refunding Bonds (The Paths at Loveton Farms
                                 Apartments Facility Project), VRDN, 3.78% due 12/01/2021 (j)                               4,780
                        35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum), FLOATS,
                                 VRDN, 3.60% due 10/14/2011 (j)(p)                                                         35,700
                        15,000   Howard County, Maryland, CP, 3.70% due 9/06/2007                                          15,000
                         2,500   Maryland State Community Development Administration, Department of Housing and
                                 Community Development, Residential Revenue Bonds, VRDN, AMT, Series R, 3.64%
                                 due 12/14/2007 (j)                                                                         2,500
                        11,000   Maryland State Community Development Administration, Department of Housing and
                                 Community Development, Residential Revenue Refunding Bonds, VRDN, Series Q,
                                 3.59% due 12/14/2007 (j)                                                                  11,000
                        29,000   Maryland State Economic Development Corporation, Revenue Refunding Bonds
                                 (Constellation Energy Group Inc. Project), VRDN, Series A, 3.73% due 4/01/2024 (j)        29,000
                         7,005   Maryland State Economic Development Corporation, Revenue Refunding Bonds
                                 (Garrett Community College), VRDN, 3.80% due 8/01/2038 (j)                                 7,005
                        14,100   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds,
                                 FLOATS, VRDN, Series 1309, 3.79% due 8/15/2038 (a)(j)(p)                                  14,100
                        34,350   Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 867, 3.79% due 7/01/2019 (b)(j)(p)                            34,350
                         4,000   Maryland State Stadium Authority, Lease Revenue Refunding Bonds (Baltimore Convention
                                 Center), VRDN, AMT, 3.72% due 12/15/2014 (j)                                               4,000
                        13,805   Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding,
                                 VRDN, 3.76% due 3/01/2034 (j)                                                             13,805

Massachusetts - 1.4%     8,000   Bank of America MACON Trust, Massachusetts State Health and Educational Facilities
                                 Authority Revenue Bonds, VRDN, Series 2007-310, 3.80% due 6/15/2012 (j)(p)                 8,000
                        10,000   Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
                                 Class 2101, 3.79% due 6/15/2033 (j)(p)                                                    10,000
                         7,495   Eagle Tax-Exempt Trust, Massachusetts State Water Resources Authority, Revenue
                                 Refunding Bonds, VRDN, Series 2006-0054 Class A, 3.79% due 8/01/2036 (a)(j)(p)             7,495
                        25,000   Lehman Municipal Trust Receipts, Massachusetts State, GO, Refunding, FLOATS,
                                 VRDN, Series P62W, 3.78% due 11/01/2025 (j)(p)                                            25,000
                        10,000   Massachusetts Bay Transportation Authority, Massachusetts, Sales Tax Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 1819, 3.79% due 7/01/2034 (j)(p)                    10,000
                         7,935   Massachusetts State Development Finance Agency Revenue Bonds (Suffolk University),
                                 VRDN, Series A, 3.79% due 7/01/2035 (j)(k)                                                 7,935
                        12,000   Massachusetts State, GO (Central Artery), VRDN, Series A, 3.77% due 12/01/2030 (j)        12,000
                        13,000   Massachusetts State, GO, FLOATS, VRDN, Series 1798, 3.79% due 5/01/2037 (g)(j)(p)         13,000
                         2,700   Massachusetts State, GO, Refunding, VRDN, Series A, 3.73% due 9/01/2016 (j)                2,700
                        10,500   Massachusetts State Industrial Finance Agency, CP (New England Power),
                                 3.75% due 7/02/2007                                                                       10,500
                        14,330   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 FLOATS, VRDN, Series 1690, 3.79% due 8/15/2037 (a)(j)(p)                                  14,330
                         9,925   Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS,
                                 VRDN, Series B19, 3.79% due 1/01/2028 (b)(j)(p)                                            9,925
                         2,691   Plymouth, Massachusetts, GO, BAN, 4.15% due 12/06/2007                                     2,696

Michigan - 3.1%          5,100   Bank of America MACON Trust, Detroit, Michigan, City School District, GO,
                                 Refunding, VRDN, Series J, 3.79% due 5/01/2028 (e)(j)(p)                                   5,100
                         4,615   Detroit, Michigan, City School District, GO, VRDN, Series A, 3.79%
                                 due 5/01/2029 (e)(j)                                                                       4,615
                        19,700   Detroit, Michigan, Sewer Disposal, Senior Lien Revenue Refunding Bonds, VRDN,
                                 Series C-1, 3.73% due 7/01/2027 (e)(j)                                                    19,700
                        20,930   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-665PB, 3.80% due 7/01/2033 (f)(j)(p)                                          20,930
                         6,900   Eagle Tax-Exempt Trust, Grand Rapids, Michigan, Sanitation Sewer System, VRDN,
                                 Series 98-2201, 3.80% due 1/01/2022 (b)(j)(p)                                              6,900
                         7,100   Eagle Tax-Exempt Trust, Michigan State Building Authority, Revenue Refunding Bonds,
                                 VRDN, Series 2006-156, Class A, 3.80% due 10/15/2036 (b)(j)(p)                             7,100
                         7,720   Kent, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Spectrum
                                 Health), VRDN, Series A, 3.73% due 1/15/2029 (b)(j)                                        7,720
                         4,100   Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                                 Refunding Bonds (University of Detroit), VRDN, 3.80% due 11/01/2036 (j)                    4,100
                        20,600   Michigan Municipal Bond Authority Revenue Bonds, VRDN, Series B-2,
                                 4.50% due 8/20/2007 (j)                                                                   20,619
                         4,955   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-550, 3.79% due 10/15/2024 (a)(f)(j)(p)                                         4,955
                         9,485   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-717PB, 3.80% due 10/15/2036 (b)(j)(p)                                          9,485
                         4,245   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-2064, 3.79% due 10/15/2021 (f)(j)(p)                                           4,245
                        82,000   Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health),
                                 VRDN, Series B-1, 3.74% due 11/15/2033 (j)                                                82,000
                        39,700   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health), VRDN, 3.74% due 11/15/2033 (j)                                                   39,700
                        22,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, Series K, 3.79% due 11/15/2023 (f)(j)(p)                                            22,000
                         2,940   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Russell
                                 Investment Co. LLC Project), VRDN, AMT, 3.86% due 11/01/2031 (j)                           2,940
                         5,615   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                 (Dow Chemical Project), VRDN, Series B-1, 3.93% due 6/01/2014 (j)                          5,615
                         5,600   Michigan State University, General Revenue Bonds, VRDN, 3.72% due 2/15/2034 (j)            5,600
                         7,500   Michigan State University, General Revenue Refunding Bonds, VRDN, Series A,
                                 3.72% due 2/15/2033 (j)                                                                    7,500
                         4,000   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Marian High School Inc. Project), VRDN, 3.80% due 5/01/2037 (j)             4,000
                        10,000   RBC Municipal Products, Inc., Detroit, Michigan, Water Supply System Revenue Bonds,
                                 FLOATS, VRDN, Series I-18, 3.78% due 7/01/2014 (e)(j)(p)                                  10,000
                         3,365   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (William Beaumont Hospital), VRDN, Series U, 3.80% due 1/01/2020 (a)(j)                    3,365
                         4,000   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN,
                                 Series B, 3.73% due 12/01/2037 (j)                                                         4,000
                         3,545   Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515,
                                 3.79% due 5/01/2023 (j)(p)                                                                 3,545

Minnesota - 2.0%        16,005   Duluth, Minnesota, EDA, Health Care Facilities, Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 895, 3.79% due 2/15/2020 (a)(j)(p)                                           16,005
                         6,170   Hennepin County, Minnesota, Sales Tax Revenue Bonds, FLOATS, VRDN, Series 1809,
                                 3.79% due 12/15/2037 (j)(p)                                                                6,170
                        32,900   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, FLOATS, VRDN, Series 2007-1G, 3.79% due 1/01/2032 (a)(j)(p)                32,900
                        11,345   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, FLOATS, VRDN, Series 2007-2G, 3.78% due 1/01/2032 (b)(j)(p)                11,345
                        13,955   Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview
                                 Health Services Project), VRDN, Series B, 3.72% due 11/15/2029 (a)(j)                     13,955
                        12,000   Minnesota Rural Water Finance Authority, Public Projects Construction Revenue
                                 Notes, VRDN, 4.50% due 7/01/2008 (j)                                                      12,088
                         1,680   Minnesota State, GO, ROCS, VRDN, Series II-R-4065, 3.79% due 8/01/2023 (j)(p)              1,680
                         6,300   Municipal Securities Trust Certificates, Minneapolis and Saint Paul, Minnesota,
                                 Metropolitan Airports Commission, Airport Revenue Bonds, VRDN, Series 2007-292,
                                 Class A, 3.79% due 12/23/2014 (a)(j)(p)                                                    6,300
                        33,200   Rochester, Minnesota, Healthcare, CP, 3.67% due 7/13/2007                                 33,200
                        16,250   Rochester, Minnesota, Healthcare, CP, 3.74% due 9/12/2007                                 16,250
                        16,000   Rochester, Minnesota, Healthcare, CP, 3.75% due 9/12/2007                                 16,000
                        33,300   Rochester, Minnesota, Healthcare, CP, 3.77% due 10/11/2007                                33,300

Mississippi - 1.9%      15,000   Mississippi Business Finance Corporation, Gulf Opportunity Zone, IDR (SG Resources
                                 Mississippi LLC), VRDN, 3.74% due 5/01/2032 (j)                                           15,000
                        56,695   Mississippi Development Bank, Special Obligation Revenue Bonds (Municipal Gas
                                 Authority of Mississippi - Natural Gas Supply Project), VRDN, 3.73% due 7/01/2015 (j)     56,695
                        89,191   Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series 1212,
                                 3.82% due 12/01/2008 (j)(p)                                                               89,191
                        18,780   Mississippi State, Capital Improvement, GO, VRDN, 3.74% due 9/01/2025 (j)                 18,780
                         5,860   University of Mississippi Educational Building Corporation Revenue Bonds (The
                                 University of Mississippi Medical Center Pediatric and Research Facilities Project),
                                 VRDN, 3.75% due 6/01/2034 (a)(j)                                                           5,860

Missouri - 0.6%          4,635   Jackson County, Missouri, Special Obligation Revenue Bonds, ROCS, VRDN,
                                 Series II-R-9013, 3.79% due 12/01/2029 (a)(j)(p)                                           4,635
                         5,220   Lehman Municipal Trust Receipts, St. Louis, Missouri, IDA, M/F Housing Revenue
                                 Bonds, FLOATS, VRDN, AMT, Series 2006-K50, 3.82% due 12/20/2044 (j)(o)(p)                  5,220
                        13,050   Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                                 Gallery Foundation), VRDN, Series A, 3.80% due 12/01/2033 (j)                             13,050
                         9,670   Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                                 Gallery Foundation), VRDN, Series B, 3.80% due 12/01/2031 (f)(j)                           9,670
                         3,160   Missouri-Illinois Bi-State Development Agency, Subordinate Mass Transit Revenue
                                 Bonds (Metrolink Cross County Extension Project), VRDN, Series A, 3.75%
                                 due 10/01/2035 (j)                                                                         3,160
                         5,760   Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds,
                                 ROCS, VRDN, Series II-R-620PB, 3.80% due 1/01/2034 (a)(j)(p)                               5,760
                         4,200   Missouri State Health and Educational Facilities Authority, Educational Facilities
                                 Revenue Refunding Bonds (The Washington University), VRDN, Series B,
                                 3.77% due 9/01/2030 (j)                                                                    4,200
                         5,950   Missouri State Health and Educational Facilities Authority, Health Facilities
                                 Revenue Bonds (BJC Health System), VRDN, Series B, 3.80% due 5/15/2034 (j)                 5,950
                         6,000   Palmyra, Missouri, IDA, Solid Waste Disposal Revenue Bonds (BASF Corporation Project),
                                 VRDN, AMT, 3.82% due 12/01/2022 (j)                                                        6,000

Multi-State - 0.4%      24,215   BB&T Municipal Trust, Multi-State Revenue Bonds, FLOATS, VRDN, Series 1001,
                                 3.82% due 8/15/2026 (j)(p)                                                                24,215
                         3,420   Clipper Tax-Exempt Certificates Trust, Multi-State Revenue Bonds, VRDN, AMT,
                                 Series 2007-19, 3.85% due 6/01/2011 (j)(m)(p)                                              3,420
                        10,610   UBS Municipal CRVS Trust, Multi-State, GO, FLOATS, VRDN, Series 07-GM01,
                                 3.83% due 12/01/2031 (j)(p)                                                               10,610

Nebraska - 1.8%         89,866   American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National
                                 Public Gas Agency Project), VRDN, Series B, 3.74% due 2/01/2014 (j)                       89,866
                        32,998   American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds, VRDN,
                                 Series A, 3.73% due 12/01/2015 (j)                                                        32,998
                         9,720   Central Plains Energy Project, Nebraska, Revenue Bonds (Gas Project Number 1),
                                 VRDN, Series A, 5% due 12/01/2007 (j)                                                      9,771
                         2,000   Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, VRDN,
                                 Series 2004-1016, Class A, 3.80% due 1/01/2035 (a)(j)(p)                                   2,000
                        16,995   Eagle Tax-Exempt Trust, Nebraska Public Power District, Revenue Refunding Bonds,
                                 VRDN, Series 2007-0013, Class A, 3.78% due 1/01/2031 (b)(j)(p)                            16,995
                         5,960   Eclipse Funding Trust, Solar Eclipse Certificates, Omaha, Nebraska, Public Power
                                 District Revenue Bonds, VRDN, Series 2006-0025, 3.79% due 2/01/2036 (a)(j)(p)              5,960
                         4,335   Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS,
                                 VRDN, Series II-R-2051, 3.79% due 4/01/2022 (e)(j)(p)                                      4,335
                        14,150   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, ROCS, VRDN,
                                 Series II-R-9031, 3.79% due 2/01/2039 (j)(p)                                              14,150

Nevada - 1.2%           29,185   ABN AMRO MuniTops Certificates Trust, Clark County, Nevada, Airport Revenue Bonds,
                                 VRDN, Series 1999-15, 3.77% due 1/02/2008 (f)(j)(p)                                       29,185
                         2,200   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN, Series A,
                                 3.74% due 7/01/2012 (f)(j)                                                                 2,200
                         6,925   Clark County, Nevada, Airport System Subordinate Lien, Revenue Refunding Bonds,
                                 VRDN, Series C, 3.74% due 7/01/2029 (b)(j)                                                 6,925
                        20,250   Clark County, Nevada, CP, 3.65% due 7/12/2007                                             20,250
                         4,680   Clark County, Nevada, School District, GO, PUTTERS, VRDN, Series 1429,
                                 3.79% due 12/15/2013 (e)(j)(p)                                                             4,680
                        18,965   Eagle Tax-Exempt Trust, Clark County, Nevada, GO, Refunding, VRDN, Series 2007-0011,
                                 Class A, 3.78% due 11/01/2030 (a)(j)(p)                                                   18,965
                         9,020   Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN,
                                 Series B 10, 3.79% due 6/01/2024 (f)(j)(p)                                                 9,020
                         5,850   Nevada State Department of Business and Industry, Solid Waste Disposal Revenue
                                 Bonds (Republic Services Inc. Project), VRDN, AMT, 4% due 12/01/2034 (j)                   5,850
                         5,895   Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 51TP, 3.79% due 7/01/2030 (e)(j)(p)                                           5,895
                         9,330   Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, ROCS,
                                 VRDN, Series II-R-6078, 3.79% due 1/01/2027 (e)(j)(p)                                      9,330
                         7,175   Washoe County, Nevada, School District, GO, ROCS, VRDN, Series II-R-2012,
                                 3.79% due 6/01/2020 (b)(j)(p)                                                              7,175

New Hampshire - 0.8%    10,570   Eclipse Funding Trust, Solar Eclipse Certificates, New Hampshire Health and
                                 Educational Facilities Authority Revenue Bonds, VRDN, Series 2007-0018,
                                 3.79% due 7/01/2036 (a)(j)(p)                                                             10,570
                         8,490   New Hampshire Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A, 3.73% due 8/01/2031 (e)(j)         8,490
                         4,782   New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 772, 3.79% due 1/01/2017 (b)(j)(p)                             4,782
                        50,185   New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 866, 3.79% due 8/15/2021 (b)(j)(p)                            50,185
                         7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue Refunding
                                 Bonds (Wheelabrator), VRDN, Series A, 3.77% due 1/01/2018 (j)                              7,415

New Jersey - 1.4%       13,090   GS Pool Trust, Newark, New Jersey, Housing Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 24, 3.79% due 1/01/2027 (f)(j)(p)                                    13,090
                        10,500   Municipal Securities Trust Certificates, New Jersey State, GO, Refunding, VRDN,
                                 Series 2001-174, Class A, 3.78% due 2/26/2015 (j)(p)                                      10,500
                         6,110   Municipal Securities Trust Certificates, New Jersey State Transportation Trust Fund
                                 Authority, Transportation System Revenue Bonds, VRDN, Series 2006-3010, Class A,
                                 3.79% due 6/13/2024 (a)(j)(m)(p)                                                           6,110
                        11,840   Municipal Securities Trust Certificates, New Jersey State Transportation Trust Fund
                                 Authority, Transportation System Revenue Bonds, VRDN, Series 2006-3013, Class A,
                                 3.79% due 11/05/2026 (b)(j)(m)(p)                                                         11,840
                        10,955   New Jersey EDA, Revenue Refunding Bonds (Presbyterian Homes), VRDN, Series B,
                                 3.73% due 4/01/2016 (j)                                                                   10,955
                         7,257   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 702, 3.79% due 7/01/2014 (f)(j)(p)                                            7,257
                         3,345   New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS,
                                 VRDN, Series 1365, 3.77% due 6/15/2023 (f)(j)(p)                                           3,345
                        22,325   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                 3.72% due 1/01/2024 (e)(j)                                                                22,325
                        52,785   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                                 3.72% due 1/01/2024 (e)(j)                                                                52,785

New Mexico - 0.3%       14,505   Eclipse Funding Trust, Solar Eclipse Certificates, Rio Rancho, New Mexico,
                                 Water and Waste Water Revenue Bonds, VRDN, Series 2006-0019, 3.79%
                                 due 5/15/2032 (f)(j)(p)                                                                   14,505
                         7,325   New Mexico Finance Authority, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-7509,
                                 3.79% due 6/15/2023 (a)(j)(p)                                                              7,325
                        12,500   New Mexico Mortgage Finance Authority Revenue Bonds, FLOATS, VRDN, AMT, Series 56TP,
                                 3.82% due 3/01/2042 (j)(p)                                                                12,500
New York - 5.3%         75,000   Albany, New York, City School District, GO, Refunding, BAN, 4.25% due 6/27/2008           75,381
                         7,000   Aurora, New York, GO, BAN, 4% due 7/25/2007                                                7,000
                        59,200   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN, Series B, 3.70% due 11/01/2022 (e)(j)                              59,200
                         9,390   Monroe County, New York, GO, BAN, 4.75% due 7/18/2007                                      9,394
                        32,700   Monroe County, New York, Public Improvement Refunding Bonds, GO, BAN,
                                 4% due 7/18/2007                                                                          32,707
                        13,995   Municipal Securities Trust Certificates, New York City, New York, City
                                 Transitional Finance Authority Revenue Bonds, VRDN, Series 2002-202, Class A,
                                 3.73% due 10/21/2010 (b)(j)(m)(p)                                                         13,995
                        10,700   New York City, New York, City Housing Development Corporation, M/F Mortgage
                                 Revenue Bonds (20 Exchange Place Project), VRDN, Series A, 3.72% due 6/01/2039 (j)        10,700
                        13,000   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Brittany Development), VRDN, AMT, Series A, 3.71% due 6/15/2029 (d)(j)     13,000
                        24,000   New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                                 Project), VRDN, Series A, 3.77% due 11/01/2039 (j)                                        24,000
                        25,000   New York City, New York, City Municipal Water Finance Authority, CP,
                                 3.75% due 9/05/2007                                                                       25,000
                        21,700   New York City, New York, City Transitional Finance Authority Revenue Bonds
                                 (New York City Recovery), VRDN, Series 3, Sub-Series 3G, 3.71% due 11/01/2022 (j)         21,700
                        11,500   New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                                 Refunding Bonds, VRDN, Series C, 3.71% due 2/01/2032 (j)                                  11,500
                        25,000   New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.80% due 12/15/2033 (j)(p)    25,000
                        16,840   New York City, New York, GO, VRDN, Series F-4, 3.72% due 2/15/2020 (j)                    16,840
                         5,685   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 ROCS, VRDN, Series II-R-6084, 3.78% due 10/01/2023 (f)(j)(p)                               5,685
                         1,500   New York State Dormitory Authority, Mental Health Facilities Improvement Revenue
                                 Refunding Bonds, VRDN, Series F-2B, 3.70% due 2/15/2021 (e)(j)                             1,500
                         2,800   New York State, HFA, Housing Revenue Bonds (363 West 30th Street), VRDN, AMT,
                                 Series A, 3.71% due 11/01/2032 (d)(j)                                                      2,800
                         6,500   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN,
                                 Series G, 3.77% due 3/15/2028 (j)                                                          6,500
                        12,995   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 1611, 3.78% due 4/01/2025 (a)(j)(p)                 12,995
                        10,975   New York State Thruway Authority, State Personal Income Tax, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 1194, 3.78% due 3/15/2023 (e)(j)(p)                           10,975
                         4,500   Rochester, New York, CP, 3.75% due 9/12/2007                                               4,500
                         3,955   Tobacco Settlement Financing Corporation of New York Revenue Bonds, FLOATS,
                                 VRDN, Series 1457, 3.83% due 6/01/2022 (j)(p)                                              3,955
                        46,280   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series A, 3.73% due 11/01/2035 (j)                                                  46,280
                        18,570   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series B, 3.72% due 1/01/2033 (j)                                                   18,570
                        55,705   Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding Bonds,
                                 VRDN, Sub-Series B-4, 3.69% due 1/01/2032 (j)                                             55,705

North Carolina - 4.7%   37,325   Charlotte, North Carolina, Water and Sewer System Revenue Bonds, VRDN, Series B,
                                 3.72% due 7/01/2036 (j)                                                                   37,325
                        10,890   Eagle Tax-Exempt Trust, North Carolina Capital Facilities Finance Agency, Revenue
                                 Refunding Bonds, VRDN, Series 2007-0015, Class A, 3.78% due 7/01/2042 (j)(p)              10,890
                         4,800   Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Arden Corporation Project), VRDN, AMT, 3.89% due 8/01/2034 (j)             4,800
                        23,530   Mecklenburg County, North Carolina, COP, VRDN, 3.72% due 2/01/2025 (j)                    23,530
                         9,905   Mecklenburg County, North Carolina, COP, VRDN, 3.72% due 2/01/2026 (j)                     9,905
                        21,010   Mecklenburg County, North Carolina, GO, VRDN, Series A, 3.72% due 2/01/2026 (j)           21,010
                        19,995   Municipal Securities Trust Certificates, North Carolina Eastern Municipal Power
                                 Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 3.77% due 4/12/2017 (j)(p)         19,995
                         4,025   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, MERLOTS,
                                 VRDN, Series A22, 3.79% due 1/01/2024 (j)(p)                                               4,025
                        26,900   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
                                 VRDN, Series A, 3.73% due 1/01/2024 (f)(j)                                                26,900
                         3,200   North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN, AMT, Series B12,
                                 3.84% due 7/01/2037 (j)(p)                                                                 3,200
                         3,000   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C,
                                 3.80% due 1/01/2035 (j)                                                                    3,000
                        51,450   North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                 (Novant Health Inc.), VRDN, Series A, 3.74% due 11/01/2034 (j)                            51,450
                         4,800   North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding
                                 Bonds (Duke University Health System), VRDN, Series C, 3.73% due 6/01/2028 (j)             4,800
                        38,520   North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding
                                 Bonds (University Health Systems of Eastern Carolina), VRDN, Series C1,
                                 3.72% due 12/01/2036 (a)(j)                                                               38,520
                        34,150   North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                 Memorial Health System), VRDN, Series A, 3.73% due 10/01/2035 (j)                         34,150
                        34,800   North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                 Memorial Health System), VRDN, Series B, 3.73% due 10/01/2035 (j)                         34,800
                         4,800   North Carolina Medical Care Commission, Hospital Revenue Bonds (Northeast Medical
                                 Center Project), VRDN, Series A, 3.74% due 11/01/2036 (j)                                  4,800
                         4,100   North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Equipment
                                 Financing Project), ACES, VRDN, 3.71% due 12/01/2025 (f)(j)                                4,100
                        17,450   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Duke
                                 University Hospital Project), VRDN, 3.73% due 6/01/2023 (j)                               17,450
                        15,700   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Northeast
                                 Medical Center Project), VRDN, Series B, 3.74% due 11/01/2032 (j)                         15,700
                         4,500   North Carolina State, GO, MERLOTS, VRDN, Series A23, 3.79% due 3/01/2027 (j)(p)            4,500
                        44,185   North Carolina State, GO, Refunding, VRDN, Series E, 3.70% due 6/01/2019 (j)              44,185
                         8,000   North Carolina State University-Raleigh, North Carolina, Revenue Refunding Bonds,
                                 VRDN, Series B, 3.70% due 10/01/2027 (j)                                                   8,000
                         6,400   Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, ROCS, VRDN,
                                 Series II-R-645, 3.79% due 3/01/2036 (j)(p)                                                6,400
                        24,500   Wake County, North Carolina, GO, VRDN, Series A, 3.71% due 4/01/2019 (j)                  24,500
                         3,100   Wake County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority Revenue Bonds (Solid Waste Disposal-Highway 55), VRDN, AMT,
                                 3.84% due 9/01/2013 (j)                                                                    3,100

Ohio - 3.3%              2,000   Ashland, Ohio, Various Purpose Improvement Notes, GO, 4.25% due 5/22/2008                  2,009
                         1,500   Avon, Ohio, BAN, 3.95% due 5/29/2008                                                       1,503
                         1,500   Berea, Ohio, BAN (Municipal Court Construction), 4% due 7/03/2008                          1,503
                           975   Brecksville, Ohio, BAN, 4% due 7/03/2008                                                     977
                         2,285   Brookville, Ohio, GO, BAN, 4.25% due 4/25/2008                                             2,295
                         1,930   Brunswick, Ohio, Special Assessment Improvement, BAN, 3.90% due 4/03/2008                  1,933
                         1,385   Butler County, Ohio, Limited Tax, GO, Refunding, BAN, Series C,
                                 4.50% due 9/20/2007                                                                        1,387
                        30,000   Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M,
                                 3.73% due 1/01/2033 (e)(j)                                                                30,000
                         5,500   Columbus, Ohio, City School District, GO, TOCS, VRDN, Series H,
                                 3.75% due 10/11/2012 (e)(j)(p)                                                             5,500
                        11,000   Dayton-Montgomery County Port Authority, Ohio, Special Airport Facilities Revenue
                                 Bonds (Wilmington Air Park LLC), VRDN, AMT, Series B, 3.91% due 2/01/2037 (j)             11,000
                         8,000   Dayton-Montgomery County Port Authority, Ohio, Special Airport Facilities Revenue
                                 Bonds (Wilmington Air Park LLC), VRDN, AMT, Series C, 3.91% due 2/01/2037 (j)              8,000
                         2,840   Dover, Ohio, Municipal Electric System Improvement Notes, GO, 4.25% due 6/05/2008          2,854
                         5,000   Franklin County, Ohio, Health Care Facilities, Revenue Refunding Bonds (Ohio
                                 Presbyterian Services), VRDN, Series A, 3.76% due 7/01/2036 (h)(j)                         5,000
                         1,623   Franklin, Ohio, GO, BAN, 3.67% due 3/12/2008                                               1,623
                         2,000   Greater Cleveland Regional Transit Authority, Ohio, RAN, 4.05% due 10/17/2007              2,002
                         9,000   Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                 Redevelopment Corporation Project), VRDN, 3.79% due 8/01/2036 (j)                          9,000
                         1,770   Hudson, Ohio, City School District, Energy Conservation, GO, BAN, 4% due 3/13/2008         1,774
                         7,045   Lakewood, Ohio, City School District, GO, BAN, 4.75% due 9/26/2007                         7,061
                         3,755   Licking County, Ohio, GO (Buckeye Lake Project), BAN, 4.25% due 11/28/2007                 3,765
                         3,370   Marysville, Ohio, GO, BAN, 4.125% due 6/05/2008                                            3,384
                         2,370   Municipal Securities Trust Certificates, Princeton, Ohio, City School District,
                                 GO, VRDN, Series SGB 50-A, 3.78% due 12/01/2030 (f)(j)(p)                                  2,370
                        64,000   North Central Local School District, Ohio, CP, 3.80% due 7/06/2007                        64,000
                           780   North Olmsted, Ohio, Capital Improvement and Equipment, BAN, 3.90% due 4/03/2008             781
                         5,000   North Royalton, Ohio, Various Purpose Improvement, BAN, 3.90% due 2/28/2008                5,007
                         2,150   Oakwood, Ohio, Capital Facilities, GO, BAN, 4% due 3/13/2008                               2,155
                         4,200   Oberlin, Ohio, Municipal Services Center, GO, Refunding, BAN, 4% due 9/17/2007             4,203
                         7,900   Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                 Gas and Electric), VRDN, Series A, 3.98% due 9/01/2030 (j)                                 7,900
                        16,300   Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                 Gas and Electric), VRDN, Series B, 3.89% due 9/01/2030 (j)                                16,300
                        22,890   Ohio State, GO, Common Schools, VRDN, Series A, 3.75% due 3/15/2025 (j)                   22,890
                        38,165   Ohio State, GO, Common Schools, VRDN, Series B, 3.76% due 3/15/2025 (j)                   38,165
                        10,200   Ohio State, GO, Refunding, VRDN, Series D, 3.74% due 2/01/2019 (j)                        10,200
                        15,360   Ohio State Higher Educational Facilities Commission Revenue Bonds, FLOATS, VRDN,
                                 Series 1742, 3.79% due 1/15/2046 (a)(j)(p)                                                15,360
                        15,355   Ohio State Higher Educational Facilities Commission Revenue Bonds, FLOATS, VRDN,
                                 Series 1743, 3.79% due 1/15/2046 (a)(j)(p)                                                15,355
                         2,500   Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT,
                                 4% due 11/01/2035 (j)                                                                      2,500
                         3,195   Pepper Pike, Ohio, BAN, Series 2007-1, 4.25% due 10/02/2007                                3,199
                           775   Pickerington, Ohio, Sanitation and Sewer System, GO, BAN, 4.15% due 3/05/2008                777
                         3,000   Richland County, Ohio, Correctional Facilities, GO, BAN, 4.50% due 2/21/2008               3,014
                         2,630   Shaker Heights, Ohio, GO, Refunding, VRDN, 4% due 11/01/2007 (j)                           2,632
                         1,000   Wickliffe, Ohio, Capital Improvement, GO, BAN, 4.25% due 12/06/2007                        1,002

Oklahoma - 1.4%          3,168   Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                 VRDN, Series A, 4.02% due 12/01/2037 (j)                                                   3,168
                        23,045   Morgan Keegan Municipal Products, Inc., Oklahoma County, Oklahoma, HFA, S/F Revenue
                                 Bonds, VRDN, AMT, Series A, 3.83% due 5/01/2009 (j)(p)                                    23,045
                         8,005   Morgan Keegan Municipal Products, Inc., Tulsa County, Oklahoma, Home Finance
                                 Authority, S/F Mortgage Revenue Bonds, VRDN, AMT, Series E, 3.83%
                                 due 12/01/2041 (j)(p)                                                                      8,005
                         2,500   Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips Company
                                 Project), VRDN, AMT, Series B, 3.80% due 8/01/2037 (j)                                     2,500
                           778   Oklahoma State, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 4.52% due 8/31/2007 (j)          778
                        13,205   Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds,
                                 PUTTERS, VRDN, Series 1904, 3.79% due 1/01/2015 (b)(j)(p)                                 13,205
                        43,745   Oklahoma State Student Loan Authority Revenue Bonds, VRDN, AMT, Series A,
                                 3.78% due 12/01/2034 (j)                                                                  43,745
                        27,810   Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds, VRDN,
                                 Series C, 3.72% due 1/01/2028 (j)(n)                                                      27,810
                        10,000   Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds, VRDN,
                                 Series E, 3.76% due 1/01/2028 (j)(n)                                                      10,000

Oregon - 0.1%           11,730   ABN AMRO MuniTops Certificates Trust, Portland, Oregon, GO, VRDN, Series 2001-4,
                                 3.78% due 6/01/2009 (f)(j)(p)                                                             11,730

Pennsylvania - 3.3%     27,165   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds,
                                 PUTTERS, VRDN, Series 1281, 3.79% due 1/15/2011 (b)(j)(p)                                 27,165
                         6,907   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                 (University of Pittsburgh Medical Center), VRDN, Series B-1, 3.86% due 12/01/2016 (j)      6,907
                        25,000   Delaware Valley Regional Finance Authority, Pennsylvania, Local Government
                                 Revenue Bonds, VRDN, Series D, 3.76% due 12/01/2020 (j)                                   25,000
                        13,200   Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania Loan Program),
                                 VRDN, Series A, 3.76% due 3/01/2030 (e)(j)                                                13,200
                         5,925   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Series A,
                                 3.74% due 3/01/2024 (j)                                                                    5,925
                         9,897   Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 820, 3.79% due 7/01/2022 (f)(j)(p)                                                  9,897
                        12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38,
                                 3.77% due 9/15/2020 (j)(p)                                                                12,000
                         4,995   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                                 3.79% due 2/15/2027 (f)(j)(p)                                                              4,995
                         3,800   New Garden General Authority, Pennsylvania, Revenue Bonds (Municipal Pooled Financing
                                 Program II), VRDN, 3.73% due 12/01/2033 (e)(j)                                             3,800
                         6,700   Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                                 Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B, 3.95%
                                 due 10/01/2034 (j)                                                                         6,700
                        15,085   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, FLOATS, VRDN,
                                 Series 1402, 3.79% due 12/01/2024 (a)(j)(p)                                               15,085
                        11,425   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
                                 Series B, 3.74% due 12/01/2012 (j)                                                        11,425
                        30,000   Philadelphia, Pennsylvania, Gas Works, CP, 3.77% due 7/06/2007                            30,000
                         8,000   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN, Series 6,
                                 3.76% due 8/01/2031 (e)(j)                                                                 8,000
                        19,750   Philadelphia, Pennsylvania, School District, GO, TRAN, Series A, 4.50% due 6/27/2008      19,895
                        72,685   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                 3.73% due 6/15/2023 (e)(j)                                                                72,685
                        18,650   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                 Series B, 3.73% due 8/01/2018 (e)(j)                                                      18,650
                        12,300   Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                 Health - York Hospital), VRDN, Series A, 3.73% due 6/07/2023 (a)(j)                       12,300
                         8,000   Washington County, Pennsylvania, Authority Revenue Refunding Bonds (University of
                                 Pennsylvania), VRDN, 3.76% due 7/01/2034 (j)                                               8,000
                        10,510   Washington County, Pennsylvania, IDA, Health Care Facilities Revenue Bonds
                                 (Presbyterian Senior Care), VRDN, 3.73% due 1/01/2030 (h)(j)                              10,510

Rhode Island - 0.6%     14,000   Narragansett Bay Commission, Rhode Island, Wastewater System Revenue Bonds, ROCS,
                                 VRDN, Series II-R-780PB, 3.80% due 2/01/2032 (f)(j)(p)                                    14,000
                         5,345   Rhode Island Housing and Mortgage Finance Corporation Revenue Bonds, ROCS,
                                 VRDN, Series II-R-599, 3.79% due 4/01/2033 (j)(p)                                          5,345
                        26,035   Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 568,
                                 3.79% due 9/01/2017 (f)(j)(p)                                                             26,035
                        15,810   Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 720,
                                 3.79% due 11/01/2022 (b)(j)(p)                                                            15,810

South Carolina - 1.7%   12,195   ABN AMRO MuniTops Certificates Trust, Lexington County, South Carolina, GO,
                                 VRDN, Series 2001-37, 3.79% due 2/01/2010 (b)(j)(p)                                       12,195
                         9,080   Bank of America MACON Trust, South Carolina Jobs EDA, Revenue Bonds, VRDN,
                                 Series 2007-303, 3.80% due 2/01/2012 (j)(p)                                                9,080
                        25,400   Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
                                 (Amoco Chemical Company Project), VRDN, AMT, 3.80% due 4/01/2028 (j)                      25,400
                        11,260   Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
                                 (Amoco Chemical Company Project), VRDN, AMT, 3.80% due 5/01/2038 (j)                      11,260
                         3,685   Charleston Educational Excellence Financing Corporation, South Carolina, ROCS,
                                 VRDN, Series II-R-515, 3.79% due 12/01/2030 (j)(k)(p)                                      3,685
                        11,500   Eagle Tax-Exempt Trust, South Carolina State Public Service Authority, Revenue
                                 Bonds, VRDN, Series 2006-0007, Class A, 3.80% due 1/01/2036 (f)(j)(p)                     11,500
                         6,380   Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                                 Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 3.80% due 4/01/2027 (j)            6,380
                        23,400   Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds,
                                 VRDN, Series A, 3.73% due 5/01/2035 (a)(j)                                                23,400
                        22,445   Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds,
                                 VRDN, Series B, 3.73% due 5/01/2035 (a)(j)                                                22,445
                         8,035   Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                 Revenue Refunding Bonds, VRDN, Series A-5, 3.79% due 8/15/2027 (f)(j)(l)                   8,035
                         5,295   South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                 Bonds, PUTTERS, VRDN, AMT, Series 1388, 3.83% due 7/01/2010 (a)(j)(p)                      5,295
                         2,075   South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                 Bonds, ROCS, VRDN, AMT, Series II-R-398, 3.82% due 7/01/2034 (e)(j)(p)                     2,075
                         6,250   South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT,
                                 3.89% due 12/01/2033 (j)                                                                   6,250
                        12,500   South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS,
                                 VRDN, Series 728, 3.79% due 10/01/2022 (a)(j)(p)                                          12,500
                         4,180   South Carolina Transportation Infrastructure Bank Revenue Bonds, ROCS,
                                 VRDN, Series II-R-9016, 3.79% due 10/01/2033 (a)(j)(p)                                     4,180

Tennessee - 4.1%        20,325   Bank of America MACON Trust, Tennessee Energy Acquisition Corporation,
                                 Gas Revenue Bonds, FLOATS, VRDN, Series 2007-3, 3.77% due 2/01/2024 (j)(p)                20,325
                         4,175   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D-1-F, 3.77% due 6/01/2030 (a)(j)                  4,175
                           850   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D-3-A, 3.76% due 6/01/2034 (j)                       850
                         1,970   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D-7-B, 3.77% due 6/01/2031 (j)(n)                  1,970
                         4,000   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D-7-C, 3.77% due 6/01/2032 (j)(n)                  4,000
                         6,500   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D-10-A, 3.77% due 6/01/2037 (j)(n)                 6,500
                        30,670   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN, 3.73% due 11/01/2027 (j)                           30,670
                        57,630   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN, 3.73% due 6/01/2029 (j)                            57,630
                         2,800   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN, 3.77% due 7/01/2031 (j)                             2,800
                         6,000   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN, 3.77% due 11/01/2035 (j)                            6,000
                         2,000   Franklin, Tennessee, Public Building Authority, Local Government Public Improvement
                                 Revenue Bonds, VRDN, Series 101-A-1, 3.77% due 6/01/2019 (j)                               2,000
                         8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company Project),
                                 VRDN, 3.77% due 6/01/2023 (j)                                                              8,100
                         6,020   Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                                 (Not-for-Profit M/F Program), VRDN, 3.90% due 8/01/2032 (j)                                6,020
                         9,000   Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                                 Bonds (Tennessee County Loan Pool), VRDN, 3.77% due 4/01/2032 (j)                          9,000
                        35,105   Morgan Keegan Municipal Products, Inc., Tennessee HDA, Revenue Bonds, VRDN, AMT,
                                 Series C, 3.83% due 8/09/2007 (j)(p)                                                      35,105
                        27,600   Municipal Energy Acquisition Corporation, Tennessee, Gas Revenue Bonds, PUTTERS,
                                 VRDN, Series 1578, 3.79% due 2/01/2013 (j)(p)                                             27,600
                         9,985   Municipal Securities Trust Certificates, Tennessee Energy Acquisition Corporation,
                                 Revenue Bonds, VRDN, Series 2006-276, Class A, 3.78% due 8/30/2022 (j)(m)(p)               9,985
                        40,520   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, AMT, Series III-A, 3.80% due 6/01/2028 (a)(j)            40,520
                         7,100   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series II-A-1, 3.76% due 6/01/2024 (a)(j)                 7,100
                        10,000   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-D-2, 3.76% due 6/01/2017 (a)(j)               10,000
                         3,770   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-D-6, 3.76% due 6/01/2020 (a)(j)                3,770
                        18,610   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-E-1, 3.76% due 6/01/2025 (j)                  18,610
                        10,000   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-E-4, 3.76% due 6/01/2025 (a)(j)               10,000
                         6,000   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-A-4, 3.77% due 6/01/2020 (e)(j)                 6,000
                           400   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-D-2, 3.77% due 6/01/2024 (a)(j)                   400
                         1,015   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-D-4, 3.77% due 6/01/2025 (a)(j)                 1,015
                           665   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-E-1, 3.77% due 6/01/2020 (a)(j)                   665
                         5,850   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-F-3, 3.77% due 6/01/2030 (j)(n)                 5,850
                           165   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-I-2, 3.77% due 6/01/2023 (a)(j)                   165
                         3,080   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement, Revenue Refunding Bonds, VRDN, Series II-E-2, 3.76% due 6/01/2021 (a)(j)      3,080
                         4,535   Shelby County, Tennessee, GO, Refunding, ROCS, VRDN, Series II-R-3023,
                                 3.79% due 4/01/2020 (f)(j)(p)                                                              4,535
                        10,000   Shelby County, Tennessee, Public Improvement and Schools, GO, VRDN, Series B,
                                 3.72% due 4/01/2030 (j)                                                                   10,000
                        34,585   The Tennergy Corporation, Tennessee, Gas Revenue Bonds, PUTTERS, VRDN, Series 1258Q,
                                 3.79% due 11/01/2013 (j)(p)                                                               34,585
                        14,245   UBS Municipal CRVS Trust, Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
                                 FLOATS, VRDN, Series 2007-7, 3.81% due 2/01/2021 (j)(p)                                   14,245

Texas - 13.1%           34,990   Austin, Texas, Combined Utility System Notes (Travis & Williamson County), Series A,
                                 CP, 3.77% due 8/07/2007                                                                   34,990
                         4,470   Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-6029, 3.79% due 11/15/2024 (a)(j)(p)                                           4,470
                         1,920   BNP Paribas STARS Certificates, San Antonio, Texas, Water Revenue Refunding Bonds,
                                 VRDN, Series 2007-009, 3.78% due 5/15/2037 (b)(j)                                          1,920
                         1,185   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Scott & White Memorial Hospital), VRDN, Series 2001-1, 3.80% due 8/15/2031 (f)(j)         1,185
                        10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County Revenue
                                 Bonds (BASF Corp.), VRDN, AMT, 3.83% due 4/01/2032 (j)                                    10,000
                         4,200   Brazos River Harbor Navigation District, Texas, Brazoria County Environmental Revenue
                                 Bonds (Dow Chemical Company), VRDN, Series A-2, 3.90% due 5/15/2033 (j)                    4,200
                         2,400   Brazos River Harbor Navigation District, Texas, Brazoria County Environmental Revenue
                                 Bonds (Dow Chemical Company), VRDN, Series B-1, 3.87% due 5/15/2033 (j)                    2,400
                        25,000   Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds (BASF
                                 Corporation Project), VRDN, AMT, 3.82% due 5/01/2038 (j)                                  25,000
                         1,985   Brownsville, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-4074, 3.79% due 9/01/2024 (a)(j)(p)                                            1,985
                        27,600   Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds
                                 (The Roman Catholic Diocese of Austin Project), VRDN, 3.73% due 4/01/2045 (j)             27,600
                         3,588   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                 Series A, 5.02% due 7/01/2008 (j)                                                          3,588
                        10,925   Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP, 3.77% due 2/15/2026 (j)(p)          10,925
                         7,270   Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax Revenue
                                 Refunding Bonds, ROCS, VRDN, Series II-R-2001, 3.79% due 9/01/2017 (a)(j)(p)               7,270
                         3,705   Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-2149, 3.79% due 7/15/2024 (e)(j)(p)                                            3,705
                         2,555   Cypress-Fairbanks, Texas, Independent School District, GO, FLOATS, VRDN,
                                 Series 86TP, 3.79% due 2/15/2030 (f)(j)(p)                                                 2,555
                        27,450   Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 1657, 3.83% due 12/01/2036 (a)(j)(p)                                               27,450
                         2,800   Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-2078, 3.79% due 12/01/2022 (a)(j)(p)                                           2,800
                         4,407   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, FLOATS, VRDN,
                                 AMT, Series 824, 3.82% due 11/01/2015 (a)(j)(p)                                            4,407
                         7,140   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN,
                                 AMT, Series 350, 3.83% due 5/01/2011 (f)(j)(p)                                             7,140
                         2,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN,
                                 AMT, Series 351, 3.83% due 5/01/2008 (e)(j)(p)                                             2,500
                         4,995   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN,
                                 AMT, Series 385, 3.83% due 5/01/2008 (b)(j)(p)                                             4,995
                         3,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                 Series II-R-268, 3.82% due 11/01/2033 (f)(j)(p)                                            3,000
                         3,425   Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, PUTTERS,
                                 VRDN, AMT, Series 1019, 3.83% due 5/01/2010 (b)(j)(p)                                      3,425
                        25,300   Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT,
                                 Series SGB-49, 3.82% due 11/01/2023 (f)(j)(p)                                             25,300
                         9,495   Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT,
                                 Series SGB-52, 3.83% due 11/01/2017 (f)(j)(p)                                              9,495
                        23,885   Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR,
                                 VRDN, AMT, Series SGB-46, 3.83% due 11/01/2020 (f)(j)(p)                                  23,885
                         2,500   Denton, Texas, Independent School District, GO, VRDN, Series 2005-A,
                                 3.76% due 8/01/2035 (j)                                                                    2,500
                         8,435   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                                 Bonds, VRDN, AMT, Series 2003-0020, Class A, 3.82% due 11/01/2032 (a)(j)(p)                8,435
                         6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310,
                                 3.80% due 12/01/2026 (a)(j)(p)                                                             6,000
                        13,200   Eagle Tax-Exempt Trust, Houston, Texas, Airport System Revenue Refunding Bonds,
                                 VRDN, Series 2006-0123, Class A, 3.80% due 7/01/2032 (e)(j)(p)                            13,200
                         4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311,
                                 3.80% due 8/15/2026 (j)(p)                                                                 4,915
                        14,500   Eagle Tax-Exempt Trust, San Antonio, Texas, Water Revenue Refunding Bonds, VRDN,
                                 Series 2006-0005, Class A, 3.80% due 5/15/2040 (f)(j)(p)                                  14,500
                         7,200   Eagle Tax-Exempt Trust, Texas State, GO, VRDN, Series 2006-0125, Class A,
                                 3.80% due 4/01/2033 (j)(p)                                                                 7,200
                        23,100   Eagle Tax-Exempt Trust, Texas State, GO, VRDN, Series 2006-0126, Class A,
                                 3.80% due 4/01/2035 (j)(p)                                                                23,100
                         3,200   Ector County, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                                 Series 1707, 3.79% due 2/15/2015 (j)(p)                                                    3,200
                         4,500   Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 3.78% due 3/01/2032 (f)(j)(p)           4,500
                        12,250   Galena Park, Texas, Independent School District, GO, Refunding, FLOATS, VRDN,
                                 Series SG-153, 3.79% due 8/15/2023 (j)(p)                                                 12,250
                         5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding
                                 Bonds (Southern Air Transport), VRDN, 3.80% due 3/01/2010 (j)                              5,300
                        19,000   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                                 Bonds (American Aeryl LP Project), VRDN, AMT, 3.82% due 5/01/2038 (j)                     19,000
                         4,300   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                                 Refunding Bonds (BP Products North America Project), VRDN, AMT, 3.80% due 7/01/2036 (j)    4,300
                         5,000   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                                 VRDN, AMT, 3.80% due 5/01/2023 (j)                                                         5,000
                         2,200   Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Air Products Project),
                                 VRDN, AMT, 3.79% due 12/01/2039 (j)                                                        2,200
                         2,500   Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Waste Management Inc.),
                                 VRDN, AMT, Series A, 3.79% due 4/01/2019 (j)                                               2,500
                        21,300   Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (Amoco Oil
                                 Company Project), VRDN, AMT, 3.80% due 8/01/2023 (j)                                      21,300
                         7,090   Harris County, Texas, Flood Control District, GO, Refunding, FLOATS, VRDN,
                                 Series 1715, 3.79% due 10/01/2026 (j)(p)                                                   7,090
                       116,700   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Methodist Hospital System), VRDN, Series A, 3.85% due 12/01/2032 (j)              116,700
                        14,000   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Saint Luke's Episcopal Hospital), VRDN, Series A, 3.80% due 2/15/2032 (b)(j)       14,000
                         3,090   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Saint Luke's Episcopal Hospital), VRDN, Series B, 3.79% due 2/15/2031 (j)           3,090
                        31,350   Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                                 Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, 3.90% due 2/01/2023 (j)         31,350
                        10,190   Harris County, Texas, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-1030,
                                 3.79% due 8/15/2017 (e)(j)(p)                                                             10,190
                        11,340   Harris County-Houston, Texas, Sports Authority, Special Revenue Refunding Bonds,
                                 TOCS, VRDN, Series Z-3, 3.79% due 11/15/2025 (f)(j)(p)                                    11,340
                         9,250   Houston, Texas, Higher Education Finance Corporation, Higher Education Revenue
                                 Bonds, PUTTERS, VRDN, Series 1865, 3.79% due 5/15/2015 (j)(p)                              9,250
                        34,275   Houston, Texas, Independent School District, GO, VRDN, 3.75% due 6/15/2031 (j)            34,275
                         5,340   Houston, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series II-R-4063,
                                 3.79% due 5/15/2021 (e)(j)(p)                                                              5,340
                         5,000   Houston, Texas, Water and Sewer Enterprise, CP, 3.78% due 7/10/2007                        5,000
                         3,275   Houston, Texas, Water and Sewer Enterprise, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-787, 3.80% due 12/01/2028 (e)(j)(p)                                            3,275
                         5,465   Houston, Texas, Water and Sewer System, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-630, 3.80% due 12/01/2020 (e)(j)(p)                                            5,465
                        10,290   Lamar, Texas, Consolidated Independent School District, GO, FLOATS, VRDN,
                                 Series 1752, 3.79% due 2/15/2036 (j)(p)                                                   10,290
                         4,950   Lewisville, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                                 Series 701, 3.79% due 8/15/2010 (b)(j)(p)                                                  4,950
                        10,395   Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                                 Bonds, VRDN, Series 2001-134, Class A, 3.78% due 5/15/2010 (e)(j)(p)                      10,395
                         8,620   Municipal Securities Trust Certificates, Houston, Texas, Independent School District,
                                 GO, Refunding, VRDN, Series 233, Class A, 3.79% due 1/09/2014 (j)(p)                       8,620
                         3,000   Municipal Securities Trust Certificates, San Antonio, Texas, Water Revenue Refunding
                                 Bonds, VRDN, Series SGB 66, 3.78% due 5/15/2037 (b)(j)(p)                                  3,000
                         8,445   North Texas Municipal Water District, Texas, Water System Revenue Bonds, ROCS, VRDN,
                                 Series II-R-593PB, 3.80% due 9/01/2035 (f)(j)(p)                                           8,445
                         3,385   Plano, Texas, Independent School District, GO, PUTTERS, VRDN, Series 1428,
                                 3.79% due 8/15/2010 (j)(p)                                                                 3,385
                        17,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue Refunding
                                 Bonds (Motiva Enterprises Project), VRDN, AMT, 3.92% due 12/01/2027 (j)                   17,335
                        10,000   Port Arthur, Texas, Navigation District, Industrial Development Corporation, Exempt
                                 Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                 3.79% due 4/01/2036 (j)                                                                   10,000
                         8,400   Port Arthur, Texas, Navigation District, Industrial Development Corporation, Exempt
                                 Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                 3.85% due 5/01/2040 (j)                                                                    8,400
                        10,000   Port Arthur, Texas, Navigation District Revenue Bonds (Atofina Petrochemicals),
                                 VRDN, AMT, Series B, 3.97% due 4/01/2027 (j)                                              10,000
                        20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation Project),
                                 VRDN, AMT, 3.83% due 4/01/2033 (j)                                                        20,000
                        16,000   Port Arthur, Texas, Navigation District Revenue Bonds (Fina Oil and Chemical
                                 Company Project), VRDN, AMT, 3.78% due 5/01/2033 (j)                                      16,000
                         6,000   Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal Revenue
                                 Bonds (Flint Hills Resources LP Project), VRDN, AMT, 4.04% due 1/01/2030 (j)               6,000
                        34,000   Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal, Revenue
                                 Refunding Bonds (Flint Hills Resources LP Project), VRDN, AMT, Series A,
                                 4.03% due 7/01/2029 (j)                                                                   34,000
                        10,500   Red River Authority, Texas, Solid Waste Disposal Revenue Bonds (Panda Hereford
                                 Ethanol Project), VRDN, AMT, 3.82% due 7/01/2030 (j)                                      10,500
                        14,500   Red River, Texas, Education Finance Revenue Bonds (Texas Christian University),
                                 VRDN, 3.75% due 3/15/2035 (j)                                                             14,500
                         3,100   San Antonio, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                                 Series 1726, 3.79% due 8/15/2014 (j)(p)                                                    3,100
                         4,135   Socorro, Texas, Independent School District, GO, ROCS, VRDN, Series II-R-2222,
                                 3.79% due 8/15/2022 (j)(p)                                                                 4,135
                        25,000   Texas Municipal Power Agency, CP, 3.64% due 7/09/2007                                     25,000
                         6,870   Texas Municipal Power Agency, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1323,
                                 3.80% due 3/01/2014 (f)(j)(p)                                                              6,870
                        17,653   Texas State Affordable Housing Corporation, M/F Housing Revenue Bonds, FLOATS,
                                 VRDN, Series 11, 3.79% due 3/01/2032 (f)(j)(p)                                            17,653
                        43,400   Texas State Affordable Housing Corporation, M/F Housing Revenue Bonds, FLOATS,
                                 VRDN, Series 12TP, 3.79% due 3/01/2032 (f)(j)(p)                                          43,400
                        45,000   Texas State, GO, Refunding, VRDN, AMT, 3.93% due 7/02/2007 (j)                            45,000
                         9,160   Texas State, GO, Refunding, VRDN, AMT, 3.93% due 7/02/2007 (j)                             9,160
                       172,055   Texas State, TRAN, 4.50% due 8/31/2007                                                   172,325
                        14,000   Texas State Transportation Commission, CP, 3.77% due 8/03/2007                            14,000
                        23,800   Texas State Transportation Commission, First Tier Revenue Bonds, VRDN, Series B,
                                 3.74% due 4/01/2026 (j)                                                                   23,800
                        13,425   Texas State Transportation Commission, GO, ROCS, VRDN, Series II-R-4083,
                                 3.79% due 4/01/2035 (j)(p)                                                                13,425
                         5,390   Texas State University, System Financing Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-1011, 3.79% due 3/15/2019 (e)(j)(p)                                            5,390
                        20,000   Texas State, Veterans Housing Assistance Revenue Bonds, VRDN, AMT, Series II-B,
                                 3.82% due 6/01/2038 (j)                                                                   20,000
                         4,398   Travis County, Texas, Housing Financing Corporation, S/F Mortgage Revenue Bonds,
                                 VRDN, Series 2001-1-I-1, 4.32% due 8/30/2007 (j)                                           4,398
                         3,984   Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 959,
                                 3.79% due 1/01/2016 (a)(j)(p)                                                              3,984
                         2,265   Wichita Falls, Texas, Water and Sewer Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 1713, 3.80% due 8/01/2014 (b)(j)(p)                                                 2,265
                         7,460   Williamson County, Texas, GO, Refunding, FLOATS, VRDN, Series 1530,
                                 3.79% due 2/15/2024 (e)(j)(p)                                                              7,460

Utah - 0.8%             12,000   Davis County, Utah, School District, GO, TAN, 4.50% due 6/30/2008                         12,087
                        10,000   Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                                 3.64% due 7/01/2015 (a)(j)                                                                10,000
                         6,450   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series A, 3.80% due 5/15/2037 (j)                                                          6,450
                         1,000   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series B, 3.80% due 5/15/2037 (j)                                                          1,000
                        28,500   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series C, 3.80% due 5/15/2037 (j)                                                         28,500
                         5,665   Utah Transit Authority, Sales Tax Revenue Bonds, PUTTERS, VRDN, Series 1107B,
                                 3.79% due 12/15/2013 (e)(j)(p)                                                             5,665
                         3,190   Utah Transit Authority, Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-609PB,
                                 3.80% due 6/15/2032 (e)(j)(p)                                                              3,190
                         8,300   Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9,
                                 3.79% due 7/01/2034 (a)(j)                                                                 8,300
                         5,125   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN, Series B,
                                 3.80% due 2/15/2032 (j)                                                                    5,125

Vermont - 0.1%           1,250   Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 3.82% due 5/01/2032 (e)(j)         1,250
                         8,000   Vermont State Student Assistance Corporation, Student Loan Revenue Bonds, FLOATS,
                                 VRDN, 3.78% due 1/01/2008 (j)(p)                                                           8,000

Virginia - 1.3%         15,460   Clipper Tax-Exempt Certificates Trust, Virginia Commonwealth Transportation Board
                                 Revenue Bonds, VRDN, Series 2007-7, 3.78% due 5/01/2015 (j)(m)(p)                         15,460
                         6,055   Eagle Tax-Exempt Trust, Richmond, Virginia, Public Utilities Revenue Bonds, VRDN,
                                 Series 2006-0050, Class A, 3.80% due 1/15/2035 (e)(j)(p)                                   6,055
                        37,220   Fairfax County, Virginia, IDA, Revenue Bonds (Inova Health System Project), VRDN,
                                 Series A-2, 3.72% due 5/15/2035 (j)                                                       37,220
                         6,290   Henrico County, Virginia, Water and Sewer Revenue Bonds, ROCS, VRDN,
                                 Series II-R-753 PB, 3.80% due 5/01/2031 (f)(j)(p)                                          6,290
                        20,000   Norfolk, Virginia, CP, 3.74% due 9/07/2007                                                20,000
                        15,000   Norfolk, Virginia, CP, 3.74% due 9/07/2007                                                15,000
                        20,695   Virginia College Building Authority, Educational Facilities Revenue Refunding
                                 Bonds (Shenandoah University Project), VRDN, 3.75% due 11/01/2036 (j)                     20,695
                         3,000   Virginia State, HDA, Revenue Bonds, MERLOTS, VRDN, AMT, Series B-19,
                                 3.84% due 4/01/2033 (j)(p)                                                                 3,000
                         4,000   Virginia State, HDA, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series C-42,
                                 3.84% due 7/01/2023 (j)(p)                                                                 4,000

Washington - 4.0%       12,555   Central Puget Sound, Washington, Regional Transit Authority, Sales and Use Tax
                                 Revenue Bonds, ROCS, VRDN, Series II-R-7510, 3.79% due 11/01/2023 (a)(j)(p)               12,555
                        22,900   Clark County, Washington, Public Utility District Number 001, Generating System
                                 Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 3.80% due 1/01/2025 (e)(j)(p)        22,900
                         3,000   Eagle Tax-Exempt Trust, Bellevue, Washington, GO, Refunding, VRDN, Series 2004-1011,
                                 Class A, 3.80% due 12/01/2043 (f)(j)(p)                                                    3,000
                        25,800   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 3),
                                 VRDN, Series D-3-1, 3.73% due 7/01/2018 (e)(j)                                            25,800
                         8,860   Grant County, Washington, Public Utility District Number 002, Electric Revenue
                                 Refunding Bonds, ROCS, VRDN, Series II-R-2039, 3.79% due 1/01/2019 (e)(j)(p)               8,860
                         5,185   King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS,
                                 VRDN, Series II-R-4513, 3.79% due 12/01/2020 (e)(j)(p)                                     5,185
                         3,700   King County, Washington, Sewer Revenue Bonds, VRDN, Junior Lien, Series B,
                                 3.73% due 1/01/2036 (f)(j)                                                                 3,700
                        14,745   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series 554,
                                 3.79% due 7/01/2009 (b)(j)(p)                                                             14,745
                         2,250   Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                                 Hydroelectric Revenue Refunding Bonds, ROCS, VRDN, Series II-R-4026, 3.79%
                                 due 10/01/2023 (f)(j)(p)                                                                   2,250
                        14,070   Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel Tax,
                                 GO, VRDN, Series 2001-112, Class A, 3.80% due 1/07/2021 (j)(p)                            14,070
                         4,925   Port of Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04,
                                 3.84% due 9/01/2015 (b)(j)(p)                                                              4,925
                        30,000   Port of Tacoma, Washington, Subordinate Lien Revenue Bonds, VRDN, AMT, 3.84%
                                 due 12/01/2036 (j)(n)                                                                     30,000
                         4,925   Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-4006, 3.79% due 9/01/2022 (f)(j)(p)                                            4,925
                         3,440   Spokane County, Washington, Spokane School District Number 081, GO, ROCS, VRDN,
                                 Series II-R-4000, 3.79% due 12/01/2019 (e)(j)(p)                                           3,440
                         5,560   Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2144, 3.79% due 12/01/2022 (f)(j)(p)                                           5,560
                        13,905   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555,
                                 3.79% due 12/01/2009 (b)(j)(p)                                                            13,905
                        15,075   Washington State, GO, PUTTERS, VRDN, Series 333, 3.81% due 12/01/2014 (f)(j)(p)           15,075
                         9,545   Washington State, GO, PUTTERS, VRDN, Series 1312, 3.79% due 1/01/2013 (e)(j)(p)            9,545
                        11,785   Washington State, GO, PUTTERS, VRDN, Series 1422, 3.79% due 7/01/2014 (e)(j)(p)           11,785
                         4,180   Washington State, GO, ROCS, VRDN, Series II-R-4082, 3.79% due 7/01/2023 (e)(j)(p)          4,180
                        10,350   Washington State, GO, ROCS, VRDN, Series II-R-6061, 3.79% due 1/01/2022 (a)(j)(p)         10,350
                         4,375   Washington State, GO, ROCS, VRDN, Series II-R-7035, 3.79% due 7/01/2024 (e)(j)(p)          4,375
                         2,560   Washington State, GO, Refunding, PUTTERS, VRDN, Series 1399, 3.79%
                                 due 1/01/2013 (a)(j)(p)                                                                    2,560
                         2,480   Washington State Health Care Facilities Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-669, 3.80% due 12/01/2036 (h)(j)(p)                                            2,480
                        60,700   Washington State Housing Finance Commission, CP, 3.73% due 8/09/2007                      60,700
                        13,400   Washington State Housing Finance Commission, CP, 3.75% due 9/12/2007                      13,400
                         6,400   Washington State Housing Finance Commission, M/F Housing Revenue Bonds
                                 (Arbors on the Park Project), VRDN, AMT, 3.82% due 10/01/2024 (j)                          6,400
                        30,400   Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds
                                 (Mirabella Project), VRDN, Series A, 3.82% due 3/01/2036 (j)                              30,400
                         3,000   Washington State Housing Finance Commission, Nonprofit Revenue Bonds
                                 (Eastside Catholic School), VRDN, Series B, 3.77% due 7/01/2038 (j)                        3,000
                        26,390   Washington State Public Power Supply Systems, Electric Revenue Refunding Bonds
                                 (Project Number 3), VRDN, Series 3-A, 3.70% due 7/01/2018 (f)(j)                          26,390
                        10,585   Washington State University Revenue Bonds, FLOATS, VRDN, Series 1406,
                                 3.79% due 10/01/2036 (a)(j)(p)                                                            10,585
                         2,105   Washington State University Revenue Bonds, ROCS, VRDN, Series II-R-595PB,
                                 3.80% due 10/01/2031 (a)(j)(p)                                                             2,105

West Virginia - 0.2%    10,695   ABN AMRO MuniTops Certificates Trust, West Virginia State, GO, VRDN, Series 2000-12,
                                 3.76% due 6/04/2008 (f)(j)(p)                                                             10,695
                         9,900   Eagle Tax-Exempt Trust, West Virginia Higher Education Policy Commission, Revenue
                                 Refunding Bonds, VRDN, Series 2005-0018, Class A, 3.80% due 4/01/2034 (b)(j)(p)            9,900

Wisconsin - 2.4%         2,550   Greenfield, Wisconsin, School District, BAN, 4.25% due 11/30/2007 (q)                      2,554
                         1,995   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                                 4.15% due 8/01/2009 (j)                                                                    1,995
                         2,000   Lehman Municipal Trust Receipts, Wisconsin, GO, Refunding, FLOATS, VRDN, AMT,
                                 Series 2006-K40, 3.82% due 5/01/2031 (f)(j)(p)                                             2,000
                         2,660   Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS, VRDN, Series II-R-2177,
                                 3.79% due 10/01/2024 (b)(j)(p)                                                             2,660
                         3,100   Menomonee Falls, Wisconsin, TRAN, 4.25% due 8/24/2007                                      3,103
                        17,600   Oconomowoc, Wisconsin, Area School District, GO, BAN, 3.75% due 11/30/2007                17,604
                        42,600   Racine, Wisconsin, Unified School District, TRAN, 4.50% due 7/13/2007                     42,612
                        20,000   Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds, VRDN, AMT,
                                 Series A, 3.82% due 9/01/2022 (j)                                                         20,000
                        24,125   Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds, VRDN, AMT,
                                 Series A, 3.82% due 3/01/2035 (j)                                                         24,125
                         5,970   Wisconsin Public Power Inc., Power Supply System Revenue Bonds, PUTTERS, VRDN,
                                 Series 1150, 3.79% due 7/01/2013 (a)(j)(p)                                                 5,970
                        20,000   Wisconsin State, GO, CP, 3.75% due 7/09/2007                                              20,000
                         9,475   Wisconsin State, GO, CP, 3.77% due 9/06/2007                                               9,475
                        11,605   Wisconsin State, GO, CP, 3.77% due 9/06/2007                                              11,605
                        25,000   Wisconsin State, GO, CP, 3.78% due 8/06/2007                                              25,000
                        44,300   Wisconsin State Operating Notes, 4.50% due 6/16/2008                                      44,611

Puerto Rico - 0.6%      42,325   Bank of America AUSTIN Trust, Puerto Rico Electric Power Authority, Power Revenue
                                 Bonds, VRDN, Series 2007-156, 3.74% due 7/01/2024 (f)(j)(p)                               42,325
                         3,183   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                 Revenue Bonds, TOCS, VRDN, Series Z-6, 3.79% due 6/26/2037 (b)(j)(p)                       3,183
                        12,800   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series SGA-43,
                                 3.74% due 7/01/2022 (f)(j)(p)                                                             12,800

                                 Total Investments (Cost - $9,867,358*) - 100.5%                                        9,867,358
                                 Liabilities in Excess of Other Assets - (0.5%)                                          (53,755)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 9,813,603
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.
(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) Radian Insured.

(i) FNMA/GNMA Collateralized.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Assured Guaranty Insured.

(l) FHA Insured.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) XL Capital Insured.

(o) GNMA Collateralized.

(p) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(q) Prerefunded.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Tax-Exempt Fund and Master Tax-Exempt LLC


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt LLC


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt LLC


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt LLC


Date: August 20, 2007